UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2012

Date of reporting period:	January 1, 2012 — December 31, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|12

Annual report

Putnam VT
Global Asset Allocation Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

With the uncertainty around the U.S. “fiscal cliff” diminished, investors now have some measure of clarity heading into 2013. Of course, challenges remain, including the upcoming debate over the debt ceiling at the end of March. Still, the significant risks — the fiscal cliff, a “hard landing” in China, and the dissolution of the European Union — have abated in the past few months.

Clarity and greater certainty are positive developments for investors. Markets worldwide are starting to recognize that macroeconomic data are beginning to stabilize and even exhibit nascent signs of growth. As the investment climate slowly improves, it is important for you to rely on the expertise of your financial advisor, who can help you work toward your financial goals.

We would like to take this opportunity to announce the arrival of two new Trustees, Liaquat Ahamed and Katinka Domotorffy, CFA, to your fund’s Board of Trustees. Mr. Ahamed, who in 2010 won the Pulitzer Prize for History with his book, Lords of Finance: The Bankers Who Broke the World, also serves on the Board of Aspen Insurance and the Board of the Rohatyn Group, an emerging-market fund complex that manages money for institutional investors.

Ms. Domotorffy, who until year-end 2011 was a Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management, currently serves as a member of the Anne Ray Charitable Trust’s Investment Committee, Margaret A. Cargill Philanthropies, and director for Reach Out and Read of Greater New York, an organization dedicated to promoting early childhood literacy.

We would also like to extend a welcome to new shareholders of the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/12)

Investment objective

Long-term return consistent with preservation of capital

Net asset value December 31, 2012

Class IA: $16.01	Class IB: $16.10

Total return at net asset value

				Barclays
			Russell 3000	U.S. Aggregate
(as of 12/31/12)	Class IA shares*	Class IB shares†	Index	Bond Index

1 year	14.58%	14.20%	16.42%	4.22%

5 years	18.94	17.58	10.65	33.49
Annualized	3.53	3.29	2.04	5.95

10 years	98.26	94.34	109.59	65.75
Annualized	7.08	6.87	7.68	5.18

Life	496.97	474.35	903.49	454.27
Annualized	7.43	7.27	9.70	7.11

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies. Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are represented as a percentage of the fund’s net assets as of 12/31/12. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s management

What was the global market environment like for the year ended December 31, 2012?

For most of 2012, the investment environment was overshadowed by three major macroeconomic risks: the ongoing sovereign debt crisis in the eurozone, fears of a potential “hard landing” as the Chinese economy slowed, and concerns about a possible double-dip recession in the United States if serious fiscal policy issues were not adequately addressed. Global equity and fixed-income markets rose and fell with headline news on these macroeconomic risks. Markets faced significant headwinds at various times and benefited from more optimism when these risk factors showed signs of improvement. By the final quarter of 2012, with investors feeling generally more sanguine about these macroeconomic risks abating, most global asset classes were producing positive results for the full year.

How did Putnam VT Global Asset Allocation Fund perform in these conditions?

Against this shifting backdrop, the fund’s class IA shares tendered a solid gain at net asset value. This robust performance can be attributed to several sources. Our allocation to U.S. high-yield securities contributed significantly, as this and other “risk” segments of the market outperformed government bonds. Although we did have an allocation to government bonds, we favored high-yield bonds over the government sector because we believed they offered an unusual combination of attractive yield spreads over government bonds, as well as solid corporate credit fundamentals. Within the fund’s equity allocation, stock selection also added to our overall performance, with solid results across a variety of holdings, including large and small caps, and growth and value styles. Our holdings in U.S. stocks did somewhat better than those in international markets. We gradually raised our equity weighting during the year from modestly below-normal levels as we became more comfortable taking equity risk. At period-end, our view is that stocks offer more attractive risk-adjusted return prospects over the medium term than do large portions of the bond market, especially Treasuries and interest-rate sensitive mortgage-based securities.

What role do derivatives play in the portfolio?

We use a variety of derivatives to establish exposures in the fund. We use forward currency contracts as part of our currency hedging efforts. In addition, we purchase and write options to hedge pricing risk and prepayment risk, generate income, and enhance returns. We use futures contracts to allow some of the fund’s cash to become exposed to equity markets. This gives us flexibility to manage exposure to market risk. With total return swaps, we manage or hedge exposures to countries and sectors, and we employ interest-rate swaps to hedge interest-rate and prepayment risk. Credit default swaps enable us to hedge credit and market risk or to gain exposure to specific securities or groups of securities.

What is your near-term outlook for 2013?

As we step into 2013, the market environment is much different than it was one year ago. Investors enter the new year with far fewer worries: The liquidity crisis in Europe has begun to stabilize, China’s economy appears to be bouncing back, and the U.S. economy’s slow growth now appears likely to continue, in our view. As investors have seemingly become more convinced of these improvements, risk assets have responded with positive results. For that forward momentum to continue, however, we believe there must be continuing fundamental improvements along those lines. Our analysis at this stage suggests, as we have mentioned, that equities should offer more attractive risk-reward characteristics than most bond categories and that the fund should see greater diversification benefits in 2013 from continuing to spread stock investments across different sectors and regions of the world.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Our allocation of assets among permitted asset categories may hurt performance. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Current and future portfolio holdings are subject to risk.

2 Putnam VT Global Asset Allocation Fund

Your fund’s management

Putnam VT Global Asset Allocation Fund is managed by members of Putnam’s Global Asset Allocation team.

Your fund’s management may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

Note that subsequent to the period ended December 31, 2012, Portfolio Manager Jeffrey L. Knight, CFA, left Putnam and will no longer be a manager on this fund.

A word about derivatives

Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement an investment strategy that may be difficult or more expensive through traditional securities, or to hedge risk associated with a particular position. Derivatives may not appreciate in value, lose money, amplify traditional market risks through the creation of leverage, and be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Putnam VT Global Asset Allocation Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2012, to December 31, 2012. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/12		for the 6 months ended 12/31/12

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$4.58	$5.88	$4.47	$5.74

Ending value
(after expenses)	$1,072.30	$1,070.50	$1,020.71	$1,019.46

Annualized
expense ratio†	0.88%	1.13%	0.88%	1.13%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/12. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

†For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

4 Putnam VT Global Asset Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Global Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Global Asset Allocation Fund (the “fund”) at December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2012 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2013

Putnam VT Global Asset Allocation Fund 5

The fund’s portfolio 12/31/12

COMMON STOCKS (49.7%)*	Shares	Value

Basic materials (2.8%)
Agrium, Inc. (Canada)	123	$12,289

American Vanguard Corp. S	699	21,718

Andersons, Inc. (The)	57	2,445

Archer Daniels-Midland Co.	340	9,313

Arkema (France)	1,037	109,035

Assa Abloy AB Class B (Sweden)	1,874	70,566

AuRico Gold, Inc. (Canada) †	2,700	22,231

Barrick Gold Corp. (Canada)	655	22,929

BASF SE (Germany)	3,214	302,088

Bemis Co., Inc.	2,300	76,958

BHP Billiton PLC (United Kingdom)	2,409	84,651

BHP Billiton, Ltd. (Australia)	4,136	161,524

Black Earth Farming, Ltd. SDR (Jersey) †	606	825

Buckeye Technologies, Inc.	1,187	34,079

Cambrex Corp. †	3,771	42,914

Carpenter Technology Corp.	920	47,500

CF Industries Holdings, Inc.	1,171	237,900

Chicago Bridge & Iron Co., NV	2,700	125,145

China Shanshui Cement Group, Ltd. (China)	22,000	16,499

Cliffs Natural Resources, Inc. S	1,802	69,485

Cresud S.A.C.I.F. y A. ADR (Argentina) †	247	2,055

Cytec Industries, Inc.	1,100	75,713

Domtar Corp. (Canada)	800	66,816

Eagle Materials, Inc.	842	49,257

Eastman Chemical Co.	2,800	190,540

Evraz PLC (United Kingdom)	24,883	109,830

First Resources, Ltd. (Singapore)	7,000	11,661

Fortescue Metals Group, Ltd. (Australia)	4,042	20,054

Fortune Brands Home & Security, Inc. †	4,100	119,802

Georgia Gulf Corp.	408	16,842

Goldcorp, Inc. (Canada)	1,667	61,287

Golden Agri-Resources, Ltd. (Singapore)	34,000	18,303

GrainCorp, Ltd. (Australia)	716	9,228

Horsehead Holding Corp. †	2,290	23,381

Huntsman Corp.	4,200	66,780

Incitec Pivot, Ltd. (Australia)	2,057	6,990

Innophos Holdings, Inc. S	1,156	53,754

Innospec, Inc.	1,140	39,319

Intrepid Potash, Inc. S	177	3,768

K&S AG (Germany)	442	20,435

KapStone Paper and Packaging Corp.	1,361	30,201

Koninklijke DSM NV (Netherlands)	1,337	80,533

Koppers Holdings, Inc.	846	32,275

Kraton Performance Polymers, Inc. †	585	14,058

Kronos Worldwide, Inc. S	1,891	36,875

KWS Saat AG (Germany)	13	4,179

L.B. Foster Co. Class A	460	19,982

Landec Corp. †	2,131	20,223

Lanxess AG (Germany)	617	53,961

Linde AG (Germany)	482	84,056

LSB Industries, Inc. †	3,267	115,717

LyondellBasell Industries NV Class A	5,300	302,577

Minerals Technologies, Inc.	460	18,363

Monsanto Co.	7,651	724,167

COMMON STOCKS (49.7%)* cont.	Shares	Value

Basic materials cont.
Mosaic Co. (The)	131	$7,419

Newcrest Mining, Ltd. (Australia)	452	10,553

Nitto Denko Corp. (Japan)	1,900	93,481

NN, Inc. † S	3,048	27,920

Nufarm, Ltd. (Australia)	1,026	6,229

OM Group, Inc. †	1,000	22,200

Packaging Corp. of America	2,100	80,787

PolyOne Corp. S	3,161	64,548

Potash Corp. of Saskatchewan, Inc. (Canada)	366	14,893

PPG Industries, Inc.	2,500	338,375

PT Astra Agro Lestari Tbk (Indonesia)	1,500	3,077

PT Indocement Tunggal Prakarsa Tbk (Indonesia)	11,000	25,699

Rio Tinto PLC (United Kingdom)	2,721	158,559

Rio Tinto, Ltd. (Australia)	2,369	164,892

Sealed Air Corp. S	3,995	69,952

Sherwin-Williams Co. (The) S	1,500	230,730

SLC Agricola SA (Brazil)	272	2,637

Sociedad Quimica y Minera de Chile SA ADR (Chile)	212	12,220

Syngenta AG (Switzerland)	338	136,343

Teck Resources, Ltd. Class B (Canada)	700	25,440

Trex Co., Inc. †	1,254	46,686

Tronox, Ltd. Class A S	1,725	31,481

Valspar Corp.	1,900	118,560

Vilmorin & Cie (France)	29	3,587

voestalpine AG (Austria)	2,134	78,471

W.R. Grace & Co. †	2,473	166,260

Xstrata PLC (United Kingdom)	2,239	39,823

Yara International ASA (Norway)	198	9,828

		5,963,726
Capital goods (3.3%)
ABB, Ltd. (Switzerland)	3,983	82,703

Aecom Technology Corp. †	3,300	78,540

AGCO Corp. †	298	14,638

Aisin Seiki Co., Ltd. (Japan)	800	24,950

Alliant Techsystems, Inc.	568	35,193

Altra Holdings, Inc.	2,313	51,002

American Axle & Manufacturing Holdings, Inc. †	1,556	17,427

Applied Industrial Technologies, Inc. S	1,256	52,765

Avery Dennison Corp.	2,900	101,268

AZZ, Inc.	766	29,437

Ball Corp.	3,100	138,725

Beijing Enterprises Water Group, Ltd. (Hong Kong)	64,000	16,642

Boeing Co. (The)	12,300	926,928

Canon, Inc. (Japan)	500	19,611

Chart Industries, Inc. †	1,056	70,404

Chase Corp.	1,228	22,841

China Communications Construction Co., Ltd. (China)	38,000	37,315

Chiyoda Corp. (Japan)	1,000	14,319

CNH Global NV	227	9,146

Cummins, Inc.	3,800	411,730

Daelim Industrial Co., Ltd. (South Korea)	185	15,198

Daikin Industries, Ltd. (Japan)	600	20,616

Deere & Co.	179	15,469

Delphi Automotive PLC (United Kingdom) †	7,900	302,175

Dongfang Electric Corp., Ltd. (China)	16,200	33,303

DXP Enterprises, Inc. †	631	30,963

Embraer SA ADR (Brazil)	500	14,255

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (49.7%)* cont.	Shares	Value

Capital goods cont.
European Aeronautic Defense and Space Co. NV (France)	2,873	$112,602

Finning International, Inc. (Canada)	800	19,761

Franklin Electric Co., Inc. S	879	54,647

FreightCar America, Inc.	1,225	27,465

Fuji Electric Co., Ltd. (Japan)	28,000	69,075

Gardner Denver, Inc.	1,400	95,900

Generac Holdings, Inc.	1,421	48,755

General Dynamics Corp.	6,200	429,474

Global Power Equipment Group, Inc.	788	13,514

Great Lakes Dredge & Dock Corp. S	8,906	79,531

Greenbrier Companies, Inc. † S	2,891	46,747

Hyflux, Ltd. (Singapore)	11,000	11,571

Hyster-Yale Materials Holdings, Inc.	228	11,126

Hyster-Yale Materials Holdings, Inc. Class B F	228	11,126

IHI Corp. (Japan)	15,000	38,556

Ingersoll-Rand PLC	6,300	302,148

Invensys PLC (United Kingdom)	13,024	70,760

Jaiprakash Associates, Ltd. (India)	11,177	20,159

JGC Corp. (Japan)	2,000	62,304

KBR, Inc.	4,000	119,680

Leggett & Platt, Inc. S	4,200	114,324

Lindsay Corp.	110	8,813

Lockheed Martin Corp.	5,018	463,111

McDermott International, Inc. † S	10,174	112,117

Metso Corp. OYJ (Finland)	302	13,156

Mitsubishi Electric Corp. (Japan)	7,000	59,580

Mori Seiki Co., Ltd. (Japan)	2,100	18,356

NACCO Industries, Inc. Class A	228	13,837

Northrop Grumman Corp.	5,100	344,658

NSK, Ltd. (Japan)	4,000	28,505

Raytheon Co.	6,641	382,256

Rolls-Royce Holdings PLC (United Kingdom)	2,154	31,035

Safran SA (France)	740	32,290

Schindler Holding AG (Switzerland)	530	76,554

Singapore Technologies Engineering, Ltd. (Singapore)	10,000	31,566

Smith & Wesson Holding Corp. † S	2,167	18,289

Standard Motor Products, Inc.	2,160	47,995

Standex International Corp.	654	33,544

Staples, Inc. S	16,600	189,240

Sturm Ruger & Co., Inc.	523	23,744

Terex Corp. † S	3,200	89,952

Tetra Tech, Inc. †	839	22,192

TriMas Corp. †	2,578	72,081

Valmont Industries, Inc.	452	61,721

Vinci SA (France)	2,502	119,076

WABCO Holdings, Inc. †	1,800	117,342

		6,757,798
Communication services (2.4%)
Allot Communications, Ltd. (Israel) †	806	14,363

Aruba Networks, Inc. †	1,284	26,643

AT&T, Inc.	12,631	425,791

BCE, Inc. (Canada)	823	35,271

British Sky Broadcasting Group PLC (United Kingdom)	4,793	59,874

BroadSoft, Inc. †	516	18,746

BT Group PLC (United Kingdom)	17,008	64,112

CalAmp Corp. †	2,304	19,169

Cincinnati Bell, Inc. † S	4,220	23,126

COMMON STOCKS (49.7%)* cont.	Shares	Value

Communication services cont.
Comcast Corp. Class A	31,400	$1,173,732

Comtech Telecommunications Corp.	569	14,441

Deutsche Telekom AG (Germany)	5,008	56,897

DISH Network Corp. Class A	5,100	185,640

EchoStar Corp. Class A †	5,638	192,932

France Telecom SA (France)	5,085	56,945

HSN, Inc.	934	51,445

IAC/InterActiveCorp.	5,300	250,690

InterDigital, Inc.	319	13,111

InterXion Holding NV (Netherlands) † S	2,437	57,903

Kabel Deutschland Holding AG (Germany)	834	62,365

Loral Space & Communications, Inc.	636	34,764

MetroPCS Communications, Inc. †	10,200	101,388

NeuStar, Inc. Class A †	1,299	54,467

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	300	12,602

NTELOS Holdings Corp.	752	9,859

NTT DoCoMo, Inc. (Japan)	50	71,807

ShoreTel, Inc. †	5,188	21,997

TDC A/S (Denmark)	1,779	12,607

Tele2 AB Class B (Sweden)	3,112	56,440

Telefonica SA (Spain)	4,860	65,993

Telenor ASA (Norway)	2,921	59,345

Telstra Corp., Ltd. (Australia)	16,981	77,357

tw telecom, inc. †	4,700	119,709

USA Mobility, Inc.	1,764	20,604

Verizon Communications, Inc.	29,921	1,294,682

Virgin Media, Inc. (United Kingdom)	500	18,375

Vodafone Group PLC (United Kingdom)	68,799	173,020

Ziggo NV (Netherlands)	643	20,781

		5,028,993
Conglomerates (0.9%)
AMETEK, Inc. S	5,500	206,635

Danaher Corp.	10,600	592,540

General Electric Co.	26,045	546,685

Marubeni Corp. (Japan)	4,000	28,664

Mitsui & Co., Ltd. (Japan)	6,000	89,762

Siemens AG (Germany)	1,561	169,664

Tyco International, Ltd.	11,195	327,454

		1,961,404
Consumer cyclicals (6.0%)
ADT Corp. (The)	5,250	244,073

Advance Auto Parts, Inc.	2,000	144,700

Aeon Co., Ltd. (Japan)	4,600	52,581

Aggreko PLC (United Kingdom)	414	11,873

American Eagle Outfitters, Inc.	5,600	114,856

Babcock International Group PLC (United Kingdom)	3,585	55,635

Bayerische Motoren Werke (BMW) AG (Germany)	118	11,380

Beazer Homes USA, Inc. † S	4,829	81,562

Bed Bath & Beyond, Inc. † S	4,900	273,959

Belo Corp. Class A S	10,934	83,864

Big Lots, Inc. † S	3,913	111,364

Bridgestone Corp. (Japan)	1,100	28,513

Brilliance China Automotive Holdings, Inc. (China) †	16,000	20,023

Brunswick Corp.	539	15,680

Buckle, Inc. (The)	535	23,882

Bunzl PLC (United Kingdom)	3,681	60,103

Bureau Veritas SA (France)	509	56,592

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (49.7%)* cont.	Shares	Value

Consumer cyclicals cont.
Cabela’s, Inc. †	1,005	$41,959

Carmike Cinemas, Inc. †	1,714	25,710

Cash America International, Inc.	327	12,972

Chico’s FAS, Inc.	5,400	99,684

Christian Dior SA (France)	894	154,560

Cie Financiere Richemont SA (Switzerland)	1,230	98,355

Cie Generale des Etablissements Michelin (France)	797	75,558

Coach, Inc.	5,955	330,562

Compass Group PLC (United Kingdom)	10,739	127,008

Conn’s, Inc. †	1,338	41,050

Continental AG (Germany)	185	21,405

Cooper Tire & Rubber Co.	4,188	106,208

Corporate Executive Board Co. (The)	402	19,079

Crocs, Inc. †	973	14,001

Daihatsu Motor Co., Ltd. (Japan)	3,000	59,339

Daimler AG (Registered Shares) (Germany)	1,144	62,514

Deckers Outdoor Corp. †	337	13,571

Deluxe Corp. S	2,119	68,317

Demand Media, Inc. †	1,175	10,916

Destination Maternity Corp. S	2,537	54,698

Dillards, Inc. Class A	1,000	83,770

DreamWorks Animation SKG, Inc. Class A †	942	15,609

Elders, Ltd. (Australia) †	6,143	747

Expedia, Inc. S	2,450	150,553

Experian Group, Ltd. (United Kingdom)	3,368	54,418

Fiat Industrial SpA (Italy)	9,488	104,031

Finish Line, Inc. (The) Class A	1,883	35,645

Foot Locker, Inc.	4,200	134,904

Foschini Group, Ltd. (The) (South Africa)	1,161	19,334

Francesca’s Holdings Corp. † S	915	23,753

Fuji Heavy Industries, Ltd. (Japan)	5,000	62,956

G&K Services, Inc. Class A	703	24,007

GameStop Corp. Class A S	2,404	60,316

Gannett Co., Inc. S	7,000	126,070

Gap, Inc. (The)	7,000	217,280

Genesco, Inc. †	273	15,015

Global Cash Access Holdings, Inc. †	3,097	24,280

Global Mediacom Tbk PT (Indonesia)	103,500	25,828

Green Dot Corp. Class A †	1,874	22,863

Haier Electronics Group Co., Ltd. (China) †	27,000	39,699

HMS Holdings Corp. †	848	21,980

Home Depot, Inc. (The)	18,300	1,131,855

Indofood Agri Resources, Ltd. (Singapore)	1,000	1,102

Isuzu Motors, Ltd. (Japan)	20,000	119,137

Jarden Corp. S	2,300	118,910

KAR Auction Services, Inc.	1,861	37,667

Kingfisher PLC (United Kingdom)	14,188	65,533

La-Z-Boy, Inc.	4,079	57,718

LeapFrog Enterprises, Inc. † S	3,600	31,068

Lear Corp.	2,900	135,836

Localiza Rent a Car SA (Brazil)	500	9,158

Lowe’s Cos., Inc.	20,000	710,400

LS Corp. (South Korea)	103	9,126

Lumber Liquidators Holdings, Inc. †	290	15,321

Macy’s, Inc.	8,500	331,670

Maruti Suzuki India, Ltd. (India)	869	23,823

COMMON STOCKS (49.7%)* cont.	Shares	Value

Consumer cyclicals cont.
MAXIMUS, Inc.	274	$17,322

McGraw-Hill Cos., Inc. (The)	5,800	317,086

MGM China Holdings, Ltd. (Hong Kong)	34,400	63,222

Millennial Media, Inc. †	882	11,051

Mitsubishi Motors Corp. (Japan) †	51,000	52,718

Namco Bandai Holdings, Inc. (Japan)	3,200	41,501

News Corp. Class A	641	16,371

Next PLC (United Kingdom)	2,035	125,602

Nissan Motor Co., Ltd. (Japan)	13,700	130,033

Nu Skin Enterprises, Inc. Class A	917	33,975

O’Reilly Automotive, Inc. †	2,700	241,434

OPAP SA (Greece)	4,662	33,395

Pearson PLC (United Kingdom)	1,591	31,103

PetSmart, Inc.	2,700	184,518

Pier 1 Imports, Inc.	750	15,000

PPR SA (France)	79	14,724

Priceline.com, Inc. †	900	559,080

PulteGroup, Inc. †	9,300	168,888

Randstad Holding NV (Netherlands)	595	21,964

Rent-A-Center, Inc.	397	13,641

Ryland Group, Inc. (The) S	1,035	37,778

Scania AB Class B (Sweden)	2,997	62,332

Scholastic Corp.	574	16,967

Select Comfort Corp. †	902	23,605

Sinclair Broadcast Group, Inc. Class A S	4,458	56,260

Six Flags Entertainment Corp.	532	32,558

SJM Holdings, Ltd. (Hong Kong)	36,000	84,717

Sonic Automotive, Inc. Class A S	6,496	135,701

Standard Parking Corp. †	2,298	50,533

Suzuki Motor Corp. (Japan)	3,900	101,953

Swire Pacific, Ltd. Class A (Hong Kong)	8,000	99,415

Tempur-Pedic International, Inc. †	1,121	35,300

TJX Cos., Inc. (The)	13,100	556,095

Total Systems Services, Inc.	10,800	231,336

Town Sports International Holdings, Inc.	2,751	29,298

Trump Entertainment Resorts, Inc. †	34	136

TUI Travel PLC (United Kingdom)	6,511	30,300

URS Corp.	2,100	82,446

Valeo SA (France)	920	46,650

ValueClick, Inc. † S	1,768	34,317

Vertis Holdings, Inc. † F	115	1

Volkswagen AG (Preference) (Germany)	469	106,700

VOXX International Corp. † S	4,259	28,663

Wal-Mart Stores, Inc.	17,197	1,173,351

WPP PLC (United Kingdom)	5,864	85,247

Wyndham Worldwide Corp.	3,600	191,556

Wynn Resorts, Ltd.	1,900	213,731

		12,529,062
Consumer staples (4.3%)
AFC Enterprises †	4,365	114,057

Ajinomoto Co., Inc. (Japan)	5,000	66,156

Anheuser-Busch InBev NV (Belgium)	1,910	166,912

Apollo Group, Inc. Class A †	1,291	27,008

Associated British Foods PLC (United Kingdom)	4,246	108,078

Avis Budget Group, Inc. †	5,052	100,131

Barrett Business Services, Inc.	993	37,823

Beacon Roofing Supply, Inc. †	1,458	48,522

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (49.7%)* cont.	Shares	Value

Consumer staples cont.
BRF — Brasil Foods SA ADR (Brazil)	343	$7,241

Brinker International, Inc. S	1,875	58,106

British American Tobacco (BAT) PLC (United Kingdom)	3,146	159,408

Bunge, Ltd.	139	10,104

Calbee, Inc. (Japan)	800	56,311

Chaoda Modern Agriculture Holdings, Ltd. (China) † F	10,000	645

Cheesecake Factory, Inc. (The)	365	11,943

Chiquita Brands International, Inc. †	120	990

Coca-Cola Co. (The)	4,800	174,000

Cola-Cola Amatil, Ltd. (Australia)	1,685	23,690

Constellation Brands, Inc. Class A †	3,100	109,709

Core-Mark Holding Co., Inc.	689	32,624

CVS Caremark Corp.	14,600	705,910

DeNA Co., Ltd. (Japan)	1,100	36,169

Diageo PLC (United Kingdom)	2,081	60,583

Distribuidora Internacional de Alimentacion SA (Spain)	8,656	55,620

Domino’s Pizza, Inc.	365	15,896

Fomento Economico Mexicano SAB de CV ADR (Mexico)	300	30,210

General Mills, Inc.	8,700	351,567

Geo Group, Inc. (The)	1,418	39,988

Glanbia PLC (Ireland)	430	4,810

Heineken Holding NV (Netherlands)	1,434	78,550

Imperial Tobacco Group PLC (United Kingdom)	255	9,847

Ingredion, Inc.	143	9,213

IOI Corp. Bhd (Malaysia)	3,700	6,170

Itron, Inc. †	987	43,971

Japan Tobacco, Inc. (Japan)	5,700	160,693

JM Smucker Co. (The)	1,900	163,856

Kao Corp. (Japan)	2,700	70,347

Kerry Group PLC Class A (Ireland)	1,370	72,721

Koninklijke Ahold NV (Netherlands)	4,803	63,797

Kraft Foods Group, Inc. †	7,900	359,213

Kuala Lumpur Kepong Bhd (Malaysia)	900	7,081

Lawson, Inc. (Japan)	500	33,987

Liberty Interactive Corp. Class A †	12,700	249,936

Lorillard, Inc.	2,000	233,340

Magnit OJSC GDR (Russia)	666	26,968

Maple Leaf Foods, Inc. (Canada)	278	3,345

Molson Coors Brewing Co. Class B	2,600	111,254

Nestle SA (Switzerland)	4,912	320,135

Olam International, Ltd. (Singapore) † F	1,878	607

Olam International, Ltd. (Singapore)	6,000	7,695

On Assignment, Inc. †	1,245	25,249

OpenTable, Inc. †	333	16,250

Papa John’s International, Inc. †	482	26,481

Pernod-Ricard SA (France)	583	68,553

Philip Morris International, Inc.	16,361	1,368,434

Prestige Brands Holdings, Inc. †	1,689	33,831

Procter & Gamble Co. (The)	23,024	1,563,099

PT Perusahaan Perkebunan London Sumatra Indonesia
Tbk (Indonesia)	13,500	3,275

Rakuten, Inc. (Japan)	3,900	30,415

Robert Half International, Inc.	3,800	120,916

Ruby Tuesday, Inc. †	3,387	26,622

SABMiller PLC (United Kingdom)	1,869	87,970

Smithfield Foods, Inc. †	156	3,365

COMMON STOCKS (49.7%)* cont.	Shares	Value

Consumer staples cont.
Spartan Stores, Inc. S	1,240	$19,046

Suedzucker AG (Germany)	1,741	71,239

Tate & Lyle PLC (United Kingdom)	488	6,051

Tesco PLC (United Kingdom)	4,574	25,126

Toyota Tsusho Corp. (Japan)	4,100	101,229

TrueBlue, Inc. †	345	5,434

Tyson Foods, Inc. Class A	274	5,316

Unilever PLC (United Kingdom)	1,539	58,417

United Natural Foods, Inc. †	687	36,816

USANA Health Sciences, Inc. †	309	10,175

Walgreen Co.	11,100	410,811

Wilmar International, Ltd. (Singapore)	2,000	5,528

Wolseley PLC (United Kingdom)	378	17,958

Woolworths, Ltd. (Australia)	2,888	88,269

		8,882,812
Energy (4.6%)
Alpha Natural Resources, Inc. † S	6,100	59,414

BG Group PLC (United Kingdom)	4,938	82,802

BP PLC (United Kingdom)	20,694	143,384

Cabot Oil & Gas Corp.	3,900	193,986

Caltex Australia, Ltd. (Australia)	4,304	86,743

Canadian Natural Resources, Ltd. (Canada)	1,100	31,672

Chevron Corp.	4,501	486,738

ConocoPhillips	16,648	965,418

CVR Energy, Inc. (Escrow)	1,984	—

Deepocean Group (Shell) (acquired 06/09/11,
cost $19,306) (Norway) ‡	1,329	19,935

Delek US Holdings, Inc.	1,878	47,551

ENI SpA (Italy)	7,853	193,730

EPL Oil & Gas, Inc. †	2,102	47,400

Exxon Mobil Corp.	16,304	1,411,111

Ezion Holdings, Ltd. (Singapore)	20,000	27,908

Halliburton Co.	1,000	34,690

Helix Energy Solutions Group, Inc. †	4,084	84,294

Helmerich & Payne, Inc.	2,100	117,621

HollyFrontier Corp.	4,000	186,200

Inpex Corp. (Japan)	8	42,695

Key Energy Services, Inc. †	4,069	28,280

Kodiak Oil & Gas Corp. †	3,279	29,019

Marathon Petroleum Corp.	5,650	355,950

Occidental Petroleum Corp.	10,995	842,327

Oceaneering International, Inc.	2,300	123,717

Oil States International, Inc. †	1,300	93,002

ONEOK, Inc.	4,500	192,375

Peabody Energy Corp.	5,600	149,016

Petrofac, Ltd. (United Kingdom)	5,767	156,244

Phillips 66	9,324	495,104

Repsol SA (Spain) †	2,465	1,503

Repsol YPF SA (Spain)	2,465	50,623

Rosetta Resources, Inc. † S	490	22,226

Royal Dutch Shell PLC Class A (United Kingdom)	4,951	174,941

Royal Dutch Shell PLC Class A (United Kingdom)	4,432	152,382

Royal Dutch Shell PLC Class B (United Kingdom)	3,638	128,757

Schlumberger, Ltd.	15,900	1,101,711

Statoil ASA (Norway)	2,125	53,325

Stone Energy Corp. † S	1,422	29,179

Suncor Energy, Inc. (Canada)	2,200	72,345

Putnam VT Global Asset Allocation Fund 9

COMMON STOCKS (49.7%)* cont.	Shares	Value

Energy cont.
Swift Energy Co. † S	1,824	$28,071

Technip SA (France)	316	36,381

Tesoro Corp.	5,001	220,294

Total SA (France)	2,142	110,865

Tullow Oil PLC (United Kingdom)	1,637	33,336

Unit Corp. †	688	30,994

Vaalco Energy, Inc. † S	7,642	66,103

Valero Energy Corp.	9,400	320,728

W&T Offshore, Inc.	1,379	22,105

Western Refining, Inc. S	2,139	60,298

		9,444,493
Financials (8.7%)
3i Group PLC (United Kingdom)	10,878	38,027

ACE, Ltd.	718	57,296

AG Mortgage Investment Trust, Inc. R	711	16,694

Ageas (Belgium)	2,141	63,878

Agree Realty Corp. R	1,196	32,041

AIA Group, Ltd. (Hong Kong)	36,600	145,867

Alleghany Corp. †	600	201,252

Allianz SE (Germany)	1,187	164,443

Allied World Assurance Co. Holdings AG	2,277	179,428

American Capital Agency Corp. R	5,500	159,170

American Equity Investment Life Holding Co. S	2,812	34,335

American Financial Group, Inc.	3,444	136,107

American International Group, Inc. †	17,300	610,690

Amtrust Financial Services, Inc. S	746	21,403

Aon PLC S	9,100	505,960

Apollo Commercial Real Estate Finance, Inc. R S	1,445	23,452

Apollo Residential Mortgage, Inc.	1,338	27,014

Arlington Asset Investment Corp. Class A	817	16,969

ARMOUR Residential REIT, Inc. R	3,812	24,664

Ashford Hospitality Trust, Inc. R	4,485	47,137

Ashmore Group PLC (United Kingdom)	5,782	33,433

Associated Banc-Corp.	7,000	91,840

Australia & New Zealand Banking Group, Ltd. (Australia)	4,654	121,846

AvalonBay Communities, Inc. R	1,500	203,385

AXA SA (France)	7,255	131,228

Axis Capital Holdings, Ltd.	4,200	145,488

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	4,390	40,302

Banco Latinoamericano de Exportaciones SA Class E
(Panama) S	2,681	57,802

Banco Santander Central Hispano SA (Spain)	11,030	88,936

Barclays PLC (United Kingdom)	61,249	264,497

Berkshire Hathaway, Inc. Class B †	2,600	233,220

BM&F Bovespa SA (Brazil)	3,300	22,564

BNP Paribas SA (France)	2,229	125,642

BofI Holding, Inc. † S	2,086	58,137

British Land Company PLC (United Kingdom) R	4,648	43,211

Cardinal Financial Corp.	2,336	38,007

CBL & Associates Properties, Inc. R	4,596	97,481

Chimera Investment Corp. R	29,087	75,917

China Construction Bank Corp. (China)	16,000	13,040

CIT Group, Inc. †	6,400	247,296

Citigroup, Inc.	495	19,582

Citizens & Northern Corp.	1,505	28,445

Citizens Republic Bancorp, Inc. †	1,336	25,344

City National Corp. S	2,000	99,040

COMMON STOCKS (49.7%)* cont.	Shares	Value

Financials cont.
CNO Financial Group, Inc.	5,239	$48,880

Commonwealth Bank of Australia (Australia)	2,593	168,435

CoreLogic, Inc. †	8,000	215,360

Credit Acceptance Corp. †	158	16,065

Credit Agricole SA (France) †	7,647	62,087

Credit Suisse Group (Switzerland)	1,595	40,021

DBS Group Holdings, Ltd. (Singapore)	5,000	61,207

Deutsche Bank AG (Germany)	1,867	81,341

Dexus Property Group (Australia)	87,020	92,268

Discover Financial Services	9,900	381,645

Dynex Capital, Inc. R	3,328	31,416

East West Bancorp, Inc. S	1,910	41,046

Eaton Vance Corp. S	4,400	140,140

EPR Properties R	475	21,902

Federal Realty Investment Trust R	1,100	114,422

Fidelity National Financial, Inc. Class A	8,000	188,400

Fifth Third Bancorp S	26,300	399,497

Financial Institutions, Inc.	1,558	29,026

First Community Bancshares Inc.	1,476	23,572

First Industrial Realty Trust † R	1,433	20,177

Flushing Financial Corp. S	2,725	41,802

Genworth Financial, Inc. Class A †	32,837	246,606

Glimcher Realty Trust R	2,800	31,052

Goldman Sachs Group, Inc. (The)	7,100	905,676

Grupo Financiero Banorte SAB de CV (Mexico)	4,400	28,412

Hanmi Financial Corp. †	3,082	41,884

Hatteras Financial Corp. R	2,100	52,101

Health Care REIT, Inc. R	3,800	232,902

Heartland Financial USA, Inc.	1,046	27,353

HFF, Inc. Class A S	4,937	73,561

Home Loan Servicing Solutions, Ltd. (Cayman Islands)	414	7,825

Hongkong Land Holdings, Ltd. (Hong Kong)	3,000	21,098

Housing Development Finance Corp., Ltd. (HDFC) (India) †	2,615	39,889

HSBC Holdings, PLC (United Kingdom)	27,330	289,065

ING Groep NV GDR (Netherlands) †	11,299	108,049

Insurance Australia Group, Ltd. (Australia)	21,453	105,504

Invesco Mortgage Capital, Inc. R	1,148	22,627

Investors Real Estate Trust R S	3,247	28,346

Jones Lang LaSalle, Inc. S	656	55,065

Joyo Bank, Ltd. (The) (Japan)	12,000	56,708

JPMorgan Chase & Co.	35,543	1,562,826

KKR & Co. LP	1,200	18,276

Lexington Realty Trust R	8,846	92,441

LTC Properties, Inc. R	1,681	59,154

Macquarie Group, Ltd. (Australia)	638	23,728

Maiden Holdings, Ltd. (Bermuda)	2,577	23,683

MainSource Financial Group, Inc.	2,315	29,331

MFA Financial, Inc. R	3,826	31,029

Mission West Properties R	2,225	20,270

Mitsubishi Estate Co., Ltd. (Japan)	3,000	71,719

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)	45,000	242,151

Mitsui Fudosan Co., Ltd. (Japan)	1,000	24,431

Nasdaq OMX Group, Inc. (The)	5,300	132,553

National Bank of Canada (Canada)	534	41,466

National Financial Partners Corp. † S	1,262	21,631

National Health Investors, Inc. R	1,497	84,625

10 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (49.7%)* cont.	Shares	Value

Financials cont.
Nationstar Mortgage Holdings, Inc. † S	1,677	$51,953

Nelnet, Inc. Class A	1,391	41,438

Northern Trust Corp.	5,100	255,816

Ocwen Financial Corp. †	1,639	56,693

One Liberty Properties, Inc. R	1,569	31,835

Oriental Financial Group (Puerto Rico)	1,406	18,770

ORIX Corp. (Japan)	1,580	178,285

PartnerRe, Ltd.	2,344	188,669

Peoples Bancorp, Inc.	1,437	29,358

Persimmon PLC (United Kingdom)	2,326	30,718

PNC Financial Services Group, Inc.	9,200	536,452

Popular, Inc. (Puerto Rico) †	5,712	118,752

Portfolio Recovery Associates, Inc. † S	308	32,913

Protective Life Corp.	4,704	134,440

Prudential PLC (United Kingdom)	15,163	211,574

PS Business Parks, Inc. R	1,051	68,294

Public Storage R	2,000	289,920

Realogy Holdings Corp. †	153	6,420

Regus PLC (United Kingdom)	20,710	37,373

Republic Bancorp, Inc. Class A S	934	19,735

Resona Holdings, Inc. (Japan)	11,300	51,232

Royal Bank of Scotland PLC (The) (United Kingdom) †	4,921	26,504

Sberbank of Russia ADR (Russia)	6,178	76,794

SCOR SE (France)	868	23,405

Simon Property Group, Inc. R	3,800	600,742

Societe Generale SA (France) †	916	34,455

Sovran Self Storage, Inc. R	1,069	66,385

St. Joe Co. (The) †	5,600	129,248

Standard Chartered PLC (United Kingdom)	3,101	78,606

Standard Life PLC (United Kingdom)	11,269	60,191

Starwood Property Trust, Inc. R	893	20,503

State Street Corp.	9,000	423,090

Stockland (Units) (Australia) R	18,911	69,721

Sun Hung Kai Properties, Ltd. (Hong Kong)	3,000	45,280

Svenska Handelsbanken AB Class A (Sweden)	2,211	79,220

Swedbank AB Class A (Sweden)	5,775	113,643

Symetra Financial Corp.	2,551	33,112

Synovus Financial Corp.	35,400	86,730

Tanger Factory Outlet Centers R	1,900	64,980

Tokyu Land Corp. (Japan)	19,000	138,894

Toronto-Dominion Bank (The) (Canada) S	2,500	210,825

UBS AG (Switzerland)	7,586	119,299

UniCredit SpA (Italy) †	9,299	45,919

Unitech, Ltd. (India) †	38,652	24,006

United Overseas Bank, Ltd. (Singapore)	1,000	16,378

Universal Health Realty Income Trust R	392	19,839

Urstadt Biddle Properties, Inc. Class A R	1,253	24,659

Validus Holdings, Ltd. S	4,105	141,951

Virginia Commerce Bancorp, Inc. †	3,751	33,571

Virtus Investment Partners, Inc. †	245	29,630

Visa, Inc. Class A	200	30,316

Vornado Realty Trust R	2,800	224,224

WageWorks, Inc. †	1,030	18,334

Walker & Dunlop, Inc. †	2,351	39,168

Walter Investment Management Corp. † S	2,075	89,267

Washington Banking Co.	1,805	24,584

COMMON STOCKS (49.7%)* cont.	Shares	Value

Financials cont.
Wells Fargo & Co.	7,585	$259,255

Westfield Group (Australia)	5,079	56,044

Westpac Banking Corp. (Australia)	2,841	77,668

Wheelock and Co., Ltd. (Hong Kong)	12,000	61,068

World Acceptance Corp. †	341	25,425

		18,016,829
Health care (5.8%)
ABIOMED, Inc. †	1,212	16,314

Affymax, Inc. † S	801	15,219

Air Methods Corp.	651	24,015

Alere, Inc. †	1,882	34,817

Alfresa Holdings Corp. (Japan)	900	35,171

Amedisys, Inc. † S	374	4,215

AmerisourceBergen Corp.	7,600	328,168

Amgen, Inc.	8,700	750,984

AmSurg Corp. †	1,064	31,931

Astellas Pharma, Inc. (Japan)	2,000	89,843

AstraZeneca PLC (United Kingdom)	2,336	110,435

athenahealth, Inc. †	422	30,996

Bayer AG (Germany)	2,594	246,333

Bio-Reference Labs, Inc. †	573	16,439

BioMarin Pharmaceuticals, Inc. † S	493	24,280

Bristol-Myers Squibb Co.	19,700	642,023

Celgene Corp. †	5,600	440,832

Centene Corp. †	317	12,997

Chindex International, Inc. †	400	4,200

CIGNA Corp.	8,200	438,372

Coloplast A/S Class B (Denmark)	1,722	84,396

Community Health Systems, Inc.	783	24,069

Computer Programs & Systems, Inc.	271	13,642

Conmed Corp. S	2,141	59,841

Covidien PLC	431	24,886

Cubist Pharmaceuticals, Inc. † S	1,336	56,192

Cyberonics, Inc. †	332	17,440

Elan Corp. PLC ADR (Ireland) †	2,647	27,026

Elekta AB Class B (Sweden)	779	12,285

Eli Lilly & Co.	12,063	594,947

Endo Health Solutions, Inc. †	1,231	32,338

Fresenius SE & Co. KGgA (Germany)	685	78,839

Gilead Sciences, Inc. †	8,800	646,360

GlaxoSmithKline PLC (United Kingdom)	5,180	112,466

Greatbatch, Inc. †	2,633	61,191

Grifols SA ADR (Spain) †	1,556	40,357

Haemonetics Corp. † S	772	31,528

HCA Holdings, Inc.	5,800	174,986

Health Net, Inc. †	916	22,259

HealthSouth Corp. † S	1,343	28,351

Hi-Tech Pharmacal Co., Inc.	481	16,825

Impax Laboratories, Inc. †	2,146	43,972

Jazz Pharmaceuticals PLC † S	2,622	139,490

Johnson & Johnson S	5,710	400,271

Kindred Healthcare, Inc. † S	3,067	33,185

Lexicon Pharmaceuticals, Inc. †	4,467	9,917

Magellan Health Services, Inc. †	384	18,816

McKesson Corp.	6,100	591,456

MedAssets, Inc. †	2,800	46,956

Medicines Co. (The) †	2,116	50,721

Putnam VT Global Asset Allocation Fund 11

COMMON STOCKS (49.7%)* cont.	Shares	Value

Health care cont.
Merck & Co., Inc.	2,818	$115,369

Merck KGaA (Germany)	287	37,866

Mitsubishi Tanabe Pharma Corp. (Japan)	1,300	16,950

Novartis AG (Switzerland)	1,708	108,136

Novo Nordisk A/S Class B (Denmark)	846	138,169

Obagi Medical Products, Inc. †	5,651	76,797

Omega Healthcare Investors, Inc. R S	2,610	62,249

Omnicare, Inc. S	1,916	69,168

OraSure Technologies, Inc. †	2,905	20,858

Orion OYJ Class B (Finland)	2,118	62,252

Otsuka Holdings Company, Ltd. (Japan)	3,400	95,455

PDL BioPharma, Inc. S	5,798	40,876

Pfizer, Inc.	63,323	1,588,141

Pharmacyclics, Inc. †	185	10,712

PharMerica Corp. †	1,894	26,971

Providence Service Corp. (The) †	2,087	35,458

Quality Systems, Inc.	375	6,510

Questcor Pharmaceuticals, Inc.	354	9,459

Roche Holding AG-Genusschein (Switzerland)	1,015	206,781

RTI Biologics, Inc. †	4,838	20,658

Salix Pharmaceuticals, Ltd. †	2,034	82,336

Sanofi (France)	3,229	306,223

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China) †	16,000	24,357

Shire PLC (United Kingdom)	1,143	35,105

Spectrum Pharmaceuticals, Inc. S	2,042	22,850

St. Jude Medical, Inc.	9,500	343,330

STAAR Surgical Co. †	6,349	38,729

Steris Corp.	718	24,936

Suzuken Co., Ltd. (Japan)	1,000	28,180

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	963	35,958

Trinity Biotech PLC ADR (Ireland)	1,260	18,169

Triple-S Management Corp. Class B (Puerto Rico) †	793	14,647

United Therapeutics Corp. † S	1,705	91,081

Ventas, Inc. R	4,200	271,824

ViroPharma, Inc. † S	2,112	48,069

Warner Chilcott PLC Class A	8,174	98,415

WellCare Health Plans, Inc. †	1,454	70,795

WellPoint, Inc.	8,900	542,188

Zimmer Holdings, Inc.	5,200	346,632

		11,985,251
Technology (8.8%)
Acacia Research Corp. †	444	11,389

Accenture PLC Class A	12,300	817,950

Actuate Corp. †	8,010	44,856

Acxiom Corp. †	2,728	47,631

Amadeus IT Holding SA Class A (Spain)	1,011	25,370

Anixter International, Inc.	438	28,023

AOL, Inc. †	7,100	210,231

Apple, Inc.	12,004	6,398,492

ASML Holding NV (Netherlands)	899	58,201

ASML Holding NV ADR (Netherlands) S	658	42,382

Aspen Technology, Inc. †	1,061	29,326

Avnet, Inc. †	3,700	113,257

BMC Software, Inc. †	7,100	281,586

Bottomline Technologies, Inc. † S	1,299	34,281

Broadcom Corp. Class A †	7,800	259,038

Brocade Communications Systems, Inc. †	19,015	101,350

COMMON STOCKS (49.7%)* cont.	Shares	Value

Technology cont.
Cirrus Logic, Inc. †	677	$19,613

Cisco Systems, Inc.	50,300	988,395

Commvault Systems, Inc. †	548	38,201

Cornerstone OnDemand, Inc. †	644	19,017

CSG Systems International, Inc. †	600	10,908

Cypress Semiconductor Corp. †	7,300	79,132

EMC Corp. †	22,600	571,780

EnerSys †	1,721	64,761

Entegris, Inc. †	7,746	71,108

Entropic Communications, Inc. †	4,169	22,054

F5 Networks, Inc. †	100	9,715

Fair Isaac Corp.	2,289	96,207

FEI Co.	681	37,768

First Solar, Inc. † S	809	24,982

Gemalto NV (Netherlands)	871	78,857

GenMark Diagnostics, Inc. †	931	8,379

Google, Inc. Class A †	1,257	891,678

Hollysys Automation Technologies, Ltd. (China) †	1,700	20,179

IBM Corp.	2,472	473,512

Infoblox, Inc. †	1,293	23,235

InnerWorkings, Inc. †	1,958	26,981

Integrated Silicon Solutions, Inc. †	4,607	41,463

IntraLinks Holdings, Inc. †	5,596	34,527

Ixia †	997	16,929

Konica Minolta Holdings, Inc. (Japan)	7,500	54,034

L-3 Communications Holdings, Inc.	2,400	183,888

Lam Research Corp. †	3,900	140,907

Lexmark International, Inc. Class A	3,300	76,527

LivePerson, Inc. †	1,508	19,815

Manhattan Associates, Inc. †	692	41,755

Marvell Technology Group, Ltd.	12,900	93,654

Mentor Graphics Corp. † S	3,675	62,549

Microsemi Corp. †	1,310	27,562

Microsoft Corp.	47,111	1,259,277

MTS Systems Corp.	712	36,262

Murata Manufacturing Co., Ltd. (Japan)	900	53,081

NEC Corp. (Japan) †	51,000	107,389

Netscout Systems, Inc. †	1,278	33,215

NTT Data Corp. (Japan)	11	34,393

NVIDIA Corp.	12,400	152,396

NXP Semiconductor NV † S	400	10,548

Omnivision Technologies, Inc. † S	2,153	30,314

Oracle Corp.	43,682	1,455,484

Oracle Corp. Japan (Japan)	1,300	54,181

Parametric Technology Corp. †	1,222	27,507

Pegatron Corp. (Taiwan) †	25,000	32,527

Perficient, Inc. † S	1,912	22,523

Pericom Semiconductor Corp. †	2,995	24,050

Photronics, Inc. † S	3,817	22,749

Plantronics, Inc.	643	23,707

Procera Networks, Inc. †	1,662	30,830

QLIK Technologies, Inc. †	952	20,677

RealPage, Inc. †	1,250	26,963

RF Micro Devices, Inc. †	3,562	15,958

Riverbed Technology, Inc. †	6,148	121,239

Rockwell Automation, Inc.	3,100	260,369

12 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (49.7%)* cont.	Shares	Value

Technology cont.
Rovi Corp. †	1,880	$29,008

Rudolph Technologies, Inc. †	1,949	26,214

Safeguard Scientifics, Inc. †	1,308	19,293

Samsung Electronics Co., Ltd. (South Korea)	34	48,662

SAP AG (Germany)	762	61,041

Sartorius AG zero % (Preference) (Germany)	200	17,747

Semtech Corp. † S	1,374	39,777

Silicon Graphics International Corp. †	1,073	10,977

Silicon Image, Inc. †	3,710	18,402

SK Hynix, Inc. (South Korea) †	1,540	37,362

Skyworks Solutions, Inc. †	959	19,468

Softbank Corp. (Japan)	2,200	80,502

Sourcefire, Inc. † S	485	22,902

SS&C Technologies Holdings, Inc. †	1,083	25,039

Stratasys, Ltd. †	298	23,885

Symantec Corp. †	22,000	413,820

Tangoe, Inc. †	1,004	11,917

Telefonaktiebolaget LM Ericsson Class B (Sweden)	1,007	10,129

Tencent Holdings, Ltd. (China)	600	19,527

Teradyne, Inc. † S	7,940	134,107

TIBCO Software, Inc. †	1,409	31,012

Tyler Technologies, Inc. †	550	26,642

Ultimate Software Group, Inc. †	488	46,072

Ultra Clean Holdings, Inc. †	3,306	16,232

Unisys Corp. †	490	8,477

VASCO Data Security International, Inc. †	5,871	47,907

VeriFone Systems, Inc. †	373	11,071

VMware, Inc. Class A †	300	28,242

Western Digital Corp.	4,200	178,458

Yelp, Inc. †	957	18,039

		18,211,005
Transportation (0.6%)
Aegean Marine Petroleum Network, Inc. (Greece) S	5,656	29,864

Alaska Air Group, Inc. †	480	20,683

Central Japan Railway Co. (Japan)	1,500	121,704

ComfortDelgro Corp., Ltd. (Singapore)	33,000	48,366

Delta Air Lines, Inc. †	19,900	236,213

Deutsche Lufthansa AG (Germany)	3,497	65,731

Deutsche Post AG (Germany)	1,829	40,105

Hankyu Hanshin Holdings, Inc. (Japan)	13,000	67,113

International Consolidated Airlines Group SA (Spain) †	14,335	42,365

Japan Airlines Co., Ltd. (Japan) †	900	38,522

Jaypee Infratech, Ltd. (India) †	4,238	3,995

Quality Distribution, Inc. †	2,749	16,494

SkyWest, Inc.	2,027	25,256

Southwest Airlines Co.	18,400	188,416

Swift Transportation Co. † S	4,716	43,010

Universal Truckload Services, Inc.	173	3,157

US Airways Group, Inc. †	1,694	22,869

Wabtec Corp.	1,300	113,802

XPO Logistics, Inc. † S	1,536	26,696

		1,154,361
Utilities and power (1.5%)
AES Corp. (The)	14,961	160,083

American Electric Power Co., Inc. S	8,800	375,584

American Water Works Co., Inc.	4,000	148,520

Centrica PLC (United Kingdom)	11,869	64,477

Chubu Electric Power Co., Inc. (Japan)	1,500	20,015

COMMON STOCKS (49.7%)* cont.	Shares	Value

Utilities and power cont.
Cia Energetica de Minas Gerais (Preference) (Brazil)	1,300	$14,349

CMS Energy Corp. S	5,900	143,842

DTE Energy Co.	3,500	210,175

Dynegy, Inc. † S	1,707	32,655

Electric Power Development Co., Ltd. (Japan)	1,300	30,817

Electricite de France SA (EDF) (France)	3,471	65,054

Enel SpA (Italy)	17,476	72,707

Energias de Portugal (EDP) SA (Portugal)	7,986	24,005

Entergy Corp.	3,700	235,875

GDF Suez (France)	2,974	61,276

Kinder Morgan, Inc.	8,500	300,305

OGE Energy Corp.	2,300	129,513

Origin Energy, Ltd. (Australia)	4,589	56,159

PG&E Corp.	8,000	321,440

PPL Corp.	11,000	314,930

Red Electrica Corporacion SA (Spain)	1,654	81,720

Tokyo Gas Co., Ltd. (Japan)	11,000	50,292

UGI Corp.	2,900	94,859

United Utilities Group PLC (United Kingdom)	8,123	89,136

		3,097,788

Total common stocks (cost $92,867,432)		$103,033,522

CORPORATE BONDS AND NOTES (18.7%)*	Principal amount	Value

Basic materials (1.4%)
Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)	$5,000	$4,957

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s,
2017 (Canada)	15,000	15,750

Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015	100,000	106,212

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9 3/8s, 2019	20,000	25,446

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95s, 2021	15,000	16,617

ArcelorMittal sr. unsec. unsub. 10.35s, 2019 (France)	100,000	120,783

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022	15,000	15,600

Atkore International, Inc. company
guaranty sr. notes 9 7/8s, 2018	70,000	74,375

Boise Cascade LLC/Boise Cascade Finance Corp.
144A sr. unsec. notes 6 3/8s, 2020 (United Kingdom)	5,000	5,150

Celanese US Holdings, LLC company guaranty sr. unsec.
unsub. notes 4 5/8s, 2022 (Germany)	20,000	21,000

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)	50,000	56,000

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 7 1/8s, 2020	65,000	81,805

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2018	50,000	61,081

Compass Minerals International, Inc. company
guaranty sr. unsec. notes 8s, 2019	45,000	48,600

Dow Chemical Co. (The) sr. unsec.
unsub. notes 8.55s, 2019	50,000	67,504

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	95,000	104,360

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	145,000	155,104

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	100,000	104,732

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017	35,000	36,164

Edgen Murray Corp. 144A company
guaranty sr. notes 8 3/4s, 2020	20,000	20,200

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	10,000	10,200

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Basic materials cont.
Ferro Corp. sr. unsec. notes 7 7/8s, 2018	$60,000	$54,150

FMG Resources August 2006 Pty, Ltd. 144A company
guaranty sr. unsec. notes 6 3/8s, 2016 (Australia)	25,000	25,875

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 8 1/4s, 2019 (Australia)	30,000	31,950

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)	55,000	56,513

FMG Resources August 2006 Pty, Ltd. 144A
sr. unsec. notes 6 7/8s, 2022 (Australia)	25,000	25,625

HD Supply, Inc. company guaranty sr. unsec.
sub. notes 13 1/2s, 2015 ‡‡	30,000	30,750

HD Supply, Inc. 144A company guaranty sr. unsec.
notes 11 1/2s, 2020	50,000	56,313

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018	30,000	30,825

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 6 5/8s, 2020	15,000	15,263

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes FRN 4.81s, 2014	15,000	14,063

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021	25,000	28,563

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2020	45,000	50,963

Huntsman International, LLC 144A company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020	20,000	20,225

IAMGOLD Corp. 144A company guaranty sr. unsec.
notes 6 3/4s, 2020 (Canada)	40,000	39,000

Inmet Mining Corp. 144A company
guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)	10,000	10,400

International Paper Co. sr. unsec. notes 7.95s, 2018	175,000	226,245

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	45,000	49,950

Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2020	20,000	22,600

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	69,767

LyondellBasell Industries NV sr. unsec.
unsub. notes 5s, 2019	200,000	221,000

Methanex Corp. sr. unsec. unsub. notes 3 1/4s,
2019 (Canada)	6,000	6,044

Momentive Performance Materials, Inc. 144A
company guaranty sr. notes 10s, 2020	15,000	14,775

MPM Escrow LLC/MPM Finance Escrow Corp. 144A
sr. notes 8 7/8s, 2020	15,000	15,150

New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2020 (Canada)	25,000	26,688

New Gold, Inc. 144A sr. unsec. notes 6 1/4s,
2022 (Canada)	10,000	10,350

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	35,000	39,025

Nufarm Australia Ltd. 144A company
guaranty sr. notes 6 3/8s, 2019 (Australia)	15,000	15,788

PQ Corp. 144A sr. notes 8 3/4s, 2018	25,000	26,250

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 9s, 2019 (Australia)	62,000	85,159

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022	37,000	39,985

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019	38,000	40,997

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020	30,000	33,600

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A
company guaranty sr. notes 9s, 2017	30,000	30,600

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020	5,000	5,400

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Basic materials cont.
Smurfit Kappa Treasury company guaranty
sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)	$5,000	$5,238

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2022	5,000	5,300

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 6 1/8s, 2019	10,000	10,600

Taminco Acquisition Corp. 144A sr. unsec.
notes 9 1/8s, 2017 (Belgium) ‡‡	15,000	14,813

Taminco Global Chemical Corp. 144A
sr. notes 9 3/4s, 2020 (Belgium)	45,000	49,275

Tronox Finance, LLC 144A company
guaranty sr. unsec. notes 6 3/8s, 2020	45,000	45,450

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. notes 11 3/4s, 2019	5,000	3,550

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. notes 8 3/4s, 2019	10,000	3,800

Xstrata Finance Canada, Ltd. 144A company guaranty
sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	35,000	39,512

		2,799,029
Capital goods (0.8%)
ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020	5,000	5,250

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	65,000	71,013

B/E Aerospace, Inc. sr. unsec.
unsub. notes 6 7/8s, 2020	10,000	11,125

B/E Aerospace, Inc. sr. unsec.
unsub. notes 5 1/4s, 2022	30,000	31,800

Ball Corp. company guaranty sr. unsec. notes 5s, 2022	5,000	5,350

Berry Plastics Corp. company
guaranty notes 9 1/2s, 2018	25,000	27,500

Berry Plastics Corp. company
guaranty unsub. notes 9 3/4s, 2021	40,000	46,100

Berry Plastics Holding Corp. company
guaranty sr. unsec. sub. notes 10 1/4s, 2016	20,000	20,575

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017 ‡‡	15,000	15,000

Boeing Capital Corp. sr. unsec.
unsub. notes 4.7s, 2019	40,000	47,267

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s,
2020 (Canada)	20,000	22,700

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	40,000	45,250

Consolidated Container Co. LLC/Consolidated
Container Capital, Inc. 144A company
guaranty sr. unsec. notes 10 1/8s, 2020	10,000	10,700

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022	85,000	86,071

Dematic SA/DH Services Luxembourg Sarl 144A
company guaranty sr. unsec. notes 7 3/4s, 2020
(Luxembourg)	30,000	30,000

Exide Technologies sr. notes 8 5/8s, 2018	30,000	25,425

General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 3.6s, 2042	60,000	57,824

General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2 1/4s, 2022	30,000	29,470

GrafTech International, Ltd. 144A company
guaranty sr. unsec. notes 6 3/8s, 2020	10,000	10,363

Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017	65,000	71,338

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	159,000	209,961

Manitowoc Co., Inc. (The) company
guaranty sr. unsec. notes 5 7/8s, 2022	10,000	10,063

Meritor, Inc. company guaranty sr. unsec.
notes 8 1/8s, 2015	10,000	10,525

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Capital goods cont.
Pittsburgh Glass Works, LLC 144A
sr. notes 8 1/2s, 2016	$65,000	$59,800

Polypore International, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2017	45,000	49,050

Raytheon Co. sr. unsec. notes 4 7/8s, 2040	20,000	22,977

Reynolds Group Issuer, Inc. company
guaranty sr. unsec. unsub. notes 9 7/8s, 2019	100,000	107,500

Reynolds Group Issuer, Inc. 144A company
guaranty sr. notes 5 3/4s, 2020	20,000	20,650

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	70,000	76,104

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018	20,000	21,700

Tenneco, Inc. company
guaranty sr. unsub. notes 6 7/8s, 2020	35,000	38,106

Terex Corp. company guaranty sr. unsec.
unsub. notes 6s, 2021	45,000	47,250

Thermadyne Holdings Corp. company
guaranty sr. notes 9s, 2017	65,000	69,225

Thermon Industries, Inc. company
guaranty sr. notes 9 1/2s, 2017	29,000	32,190

TransDigm, Inc. company guaranty unsec.
sub. notes 7 3/4s, 2018	45,000	49,781

United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017	107,000	127,287

United Technologies Corp. sr. unsec.
unsub. notes 4 1/2s, 2042	30,000	33,335

United Technologies Corp. sr. unsec.
unsub. notes 3.1s, 2022	15,000	15,885

		1,671,510
Communication services (2.1%)
Adelphia Communications Corp. escrow
bonds zero %, 2012	55,000	358

AMC Networks, Inc. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022	10,000	10,038

American Tower Corp. sr. unsec. notes 7s, 2017 R	75,000	89,689

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	63,000	80,780

AT&T, Inc. sr. unsec. unsub. notes 3s, 2022	50,000	52,001

AT&T, Inc. 144A sr. unsec. unsub. notes 4.35s, 2045	120,000	120,540

Bresnan Broadband Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	25,000	27,125

Cablevision Systems Corp. sr. unsec.
unsub. notes 8 5/8s, 2017	80,000	93,300

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	15,000	16,894

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	20,000	22,250

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2018	20,000	21,525

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	30,000	32,363

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022	10,000	10,175

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. notes 7 3/8s, 2020	25,000	27,750

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. notes 6 5/8s, 2022	25,000	27,313

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. unsub. notes 5 1/8s, 2023	15,000	15,000

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019	40,000	43,200

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Communication services cont.
Cequel Communications Escrow Capital Corp. 144A
sr. unsec. notes 6 3/8s, 2020	$10,000	$10,413

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018	25,000	25,813

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2017	15,000	16,163

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company
guaranty sr. notes 12s, 2015	60,000	64,500

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	131,000	177,645

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	40,000	47,686

Cricket Communications, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2020	50,000	51,000

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019	15,000	16,575

Crown Castle International Corp. 144A sr. unsec.
notes 5 1/4s, 2023	30,000	32,100

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	15,000	16,925

CSC Holdings, LLC 144A sr. unsec.
unsub. notes 6 3/4s, 2021	25,000	27,719

Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Netherlands)	73,000	109,372

DISH DBS Corp. company guaranty 6 5/8s, 2014	5,000	5,375

DISH DBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	85,000	100,725

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021	40,000	45,600

Equinix, Inc. sr. unsec. notes 7s, 2021	25,000	27,750

France Telecom sr. unsec. unsub. notes 4 1/8s,
2021 (France)	46,000	50,689

Frontier Communications Corp. sr. unsec.
notes 9 1/4s, 2021	15,000	17,588

Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	55,000	63,250

Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017	30,000	34,650

Hughes Satellite Systems Corp. company
guaranty sr. notes 6 1/2s, 2019	45,000	49,613

Hughes Satellite Systems Corp. company
guaranty sr. unsec. notes 7 5/8s, 2021	50,000	56,875

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)	35,000	38,588

Intelsat Jackson Holdings SA 144A company
guaranty sr. unsec. notes 7 1/4s, 2020 (Bermuda)	25,000	27,125

Intelsat Jackson Holdings SA 144A sr. unsec.
notes 6 5/8s, 2022 (Bermuda)	15,000	15,488

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡	111,562	118,535

Intelsat Luxembourg SA company
guaranty sr. unsec. notes 11 1/4s, 2017
(Luxembourg)	205,000	216,788

Koninklijke (Royal) KPN NV sr. unsec.
unsub. bonds 8 3/8s, 2030 (Netherlands)	30,000	39,591

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 9 3/8s, 2019	30,000	33,525

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 5/8s, 2020	35,000	38,850

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Communication services cont.
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019	$10,000	$10,900

Level 3 Financing, Inc. 144A company
guaranty sr. unsec. unsub. notes 7s, 2020	35,000	36,575

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019	35,000	38,763

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
unsub. notes 7 1/4s, 2022	20,000	21,500

MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2018	70,000	75,863

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016	75,000	69,750

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 8 7/8s, 2019	10,000	7,950

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021	40,000	29,900

PAETEC Holding Corp. company
guaranty sr. notes 8 7/8s, 2017	45,000	48,263

PAETEC Holding Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018	40,000	45,800

Quebecor Media, Inc. 144A sr. unsec.
notes 5 3/4s, 2023 (Canada)	25,000	26,344

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	115,000	134,155

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	25,000	28,968

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019	3,000	3,353

SBA Telecommunications, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/4s, 2020	10,000	10,625

SBA Tower Trust 144A notes 2.933s, 2017	125,000	129,913

Sprint Capital Corp. company guaranty 6 7/8s, 2028	190,000	197,600

Sprint Nextel Corp. sr. notes 8 3/8s, 2017	40,000	46,500

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	55,000	59,813

Sprint Nextel Corp. sr. unsec.
unsub. notes 9 1/8s, 2017	35,000	41,213

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020	25,000	27,313

Sprint Nextel Corp. 144A company
guaranty sr. unsec. notes 9s, 2018	80,000	98,800

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 8 1/4s, 2014	120,000	130,005

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	25,000	31,709

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 4 1/2s, 2042	90,000	87,772

TW Telecom Holdings, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2022	10,000	10,475

Verizon Communications, Inc. sr. unsec.
notes 2.45s, 2022	175,000	175,413

Verizon Communications, Inc. sr. unsec.
unsub. notes 8 3/4s, 2018	58,000	80,563

Verizon New Jersey, Inc. debs. 8s, 2022	45,000	60,917

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	50,000	68,421

Videotron Ltee company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)	40,000	41,950

Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017 (Luxembourg)	100,000	104,750

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018	15,000	16,388

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2013	5,000	5,188

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Communication services cont.
Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017	$65,000	$73,125

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021	30,000	32,400

		4,375,754
Consumer cyclicals (3.0%)
Academy, Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019	5,000	5,550

ADT Corp. (The) 144A company guaranty sr. unsec.
notes 4 7/8s, 2042	62,000	59,119

ADT Corp. (The) 144A company guaranty sr. unsec.
notes 3 1/2s, 2022	88,000	85,564

Advance Auto Parts, Inc. company
guaranty sr. unsec. notes 5 3/4s, 2020	133,000	143,305

Affinion Group Holdings, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2015	40,000	25,800

Affinion Group, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018	50,000	38,125

Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015	45,000	36,563

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020	40,000	46,200

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014	50,000	51,375

American Media, Inc. 144A notes 13 1/2s, 2018	3,167	2,787

ARAMARK Holdings Corp. 144A sr. unsec.
notes 8 5/8s, 2016 ‡‡	15,000	15,356

Ashtead Capital, Inc. 144A company
guaranty sr. notes 6 1/2s, 2022	15,000	16,200

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	15,000	16,950

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	15,000	16,088

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2015	30,000	30,075

Beazer Homes USA, Inc. company
guaranty sr. unsec. unsub. notes 9 1/8s, 2018	5,000	5,213

Beazer Homes USA, Inc. sr. unsec. notes company
guaranty 8 1/8s, 2016	20,000	21,300

Beazer Homes USA, Inc. 144A company
guaranty sr. notes 6 5/8s, 2018	20,000	21,150

Bon-Ton Department Stores, Inc. (The) 144A
company guaranty sr. notes 10 5/8s, 2017	50,000	48,625

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020	40,000	44,150

Building Materials Corp. 144A sr. notes 7s, 2020	15,000	16,350

Building Materials Corp. 144A sr. notes 6 7/8s, 2018	20,000	21,600

Building Materials Corp. 144A sr. notes 6 3/4s, 2021	15,000	16,575

Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 10s, 2019	35,000	37,800

Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 10s, 2018	25,000	16,563

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017	185,000	198,181

Carmike Cinemas, Inc. company
guaranty notes 7 3/8s, 2019	15,000	16,200

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	70,000	78,898

CCM Merger, Inc. 144A company guaranty sr. unsec.
notes 9 1/8s, 2019	30,000	30,150

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 9 1/8s, 2018	$5,000	$5,625

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	35,000	33,250

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2022	15,000	16,613

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	55,000	59,675

Cinemark USA, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2019	15,000	16,613

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021	15,000	16,575

CityCenter Holdings LLC/CityCenter Finance Corp.
company guaranty 10 3/4s, 2017 ‡‡	70,827	76,847

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021	45,000	40,163

Clear Channel Communications, Inc. 144A company
guaranty sr. notes 9s, 2019	60,000	54,900

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2020	65,000	65,488

Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	55,000	54,038

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	10,000	11,480

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	40,000	47,278

Entercom Radio, LLC company guaranty sr. unsec.
sub. notes 10 1/2s, 2019	40,000	44,000

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	90,000	100,134

FelCor Lodging LP company guaranty sr.
notes 10s, 2014 R	61,000	70,455

FelCor Lodging LP company
guaranty sr. notes 6 3/4s, 2019 R	60,000	63,750

FelCor Lodging LP 144A sr. notes 5 5/8s, 2023 R	10,000	9,950

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097	24,000	27,240

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	40,000	49,150

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020	300,000	383,020

Gray Television, Inc. 144A company
guaranty sr. unsec. notes 7 1/2s, 2020	25,000	25,563

Great Canadian Gaming Corp. 144A company
guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD 55,000	57,095

Hanesbrands, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2020	$35,000	38,500

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	65,000	74,257

Host Hotels & Resorts LP company
guaranty sr. unsec. unsub. notes 4 3/4s, 2023 R	10,000	10,650

Igloo Holdings Corp. 144A sr. unsec.
unsub. notes 8 1/4s, 2017 ‡‡	45,000	44,438

Interactive Data Corp. company
guaranty sr. unsec. notes 10 1/4s, 2018	50,000	56,250

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2020	25,000	27,250

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	35,000	37,713

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017	60,000	69,300

Jo-Ann Stores Holdings, Inc. 144A
sr. notes 9 3/4s, 2019 ‡‡	15,000	15,131

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041	10,000	12,042

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
K Hovnanian Enterprises, Inc. 144A company
guaranty notes 9 1/8s, 2020	$10,000	$10,750

K Hovnanian Enterprises, Inc. 144A
sr. notes 7 1/4s, 2020	25,000	27,094

Lamar Media Corp. company
guaranty sr. sub. notes 7 7/8s, 2018	10,000	11,050

Lamar Media Corp. company
guaranty sr. sub. notes 5 7/8s, 2022	30,000	32,550

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023	40,000	41,400

Lennar Corp. 144A company guaranty sr. unsec.
notes 4 3/4s, 2022	15,000	14,700

Liberty Interactive, LLC debs. 8 1/4s, 2030	50,000	54,500

Limited Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	40,000	46,000

Limited Brands, Inc. sr. notes 5 5/8s, 2022	15,000	16,388

M/I Homes, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2018	70,000	77,000

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016	19,000	22,327

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2042	45,000	48,507

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 4.3s, 2043	95,000	92,435

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 3 7/8s, 2022	20,000	21,294

Marriott International, Inc. sr. unsec. unsub
notes 3s, 2019	135,000	139,299

Mashantucket Western Pequot Tribe 144A
bonds Ser. A, 8 1/2s, 2015 †	40,000	2,400

Masonite International Corp., 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)	45,000	48,150

MGM Resorts International company
guaranty sr. unsec. notes 7 5/8s, 2017	35,000	37,450

MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s, 2016	15,000	15,863

MGM Resorts International company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022	20,000	21,300

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021	10,000	9,975

MGM Resorts International 144A company
guaranty sr. unsec. notes 8 5/8s, 2019	20,000	22,300

MGM Resorts International 144A company
guaranty sr. unsec. notes 6 3/4s, 2020	25,000	25,531

Michaels Stores, Inc. company guaranty 11 3/8s, 2016	30,000	31,350

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019 ‡‡	106,052	112,415

Navistar International Corp. sr. notes 8 1/4s, 2021	49,000	47,285

Needle Merger Sub Corp. 144A sr. unsec.
notes 8 1/8s, 2019	45,000	45,788

New Academy Finance Co., LLC/New Academy
Finance Corp. 144A sr. unsec. notes 8s, 2018 ‡‡	35,000	35,525

News America Holdings, Inc. company
guaranty sr. unsec. debs. 7 3/4s, 2024	50,000	62,944

News America Holdings, Inc. debs. 7 3/4s, 2045	85,000	120,138

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. notes 7 3/4s, 2018 (Netherlands)	10,000	11,175

Nielsen Finance, LLC/Nielsen Finance Co. 144A
sr. unsec. notes 4 1/2s, 2020 (Netherlands)	15,000	14,925

Nortek, Inc. company guaranty sr. unsec.
notes 10s, 2018	50,000	55,625

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021	$10,000	$11,100

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	19,000	23,798

Penske Automotive Group, Inc. 144A company
guaranty sr. sub. notes 5 3/4s, 2022	30,000	30,900

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	25,000	27,719

Petco Holdings, Inc. 144A sr. notes 8 1/2s, 2017 ‡‡	20,000	20,650

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2017	5,000	5,369

Pulte Group, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2017	50,000	58,500

Pulte Group, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2032	30,000	32,625

QVC Inc. 144A sr. notes 7 3/8s, 2020	25,000	27,816

Realogy Corp. company guaranty sr. unsec.
sub. notes 12 3/8s, 2015	20,000	20,600

Realogy Corp. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2017	60,000	64,950

Realogy Corp. 144A company guaranty sr.
notes 9s, 2020	10,000	11,250

Realogy Corp. 144A company
guaranty sr. notes 7 7/8s, 2019	15,000	16,350

Realogy Corp. 144A company
guaranty sr. notes 7 5/8s, 2020	10,000	11,325

Regal Entertainment Group company
guaranty sr. unsec. notes 9 1/8s, 2018	50,000	55,750

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019	35,000	37,975

ROC Finance, LLC/ROC Finance 1 Corp. 144A
notes 12 1/8s, 2018	50,000	57,750

Rural/Metro Corp. 144A sr. unsec. notes
10 1/8s, 2019	50,000	48,250

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016	55,000	58,575

Sabre, Inc. 144A sr. notes 8 1/2s, 2019	35,000	37,188

Scotts Miracle-Gro Co. (The) company
guaranty sr. unsec. unsub. notes 6 5/8s, 2020	20,000	21,950

Sealy Mattress Co. 144A company
guaranty sr. notes 10 7/8s, 2016	18,000	19,080

Sinclair Television Group, Inc. 144A
sr. notes 6 1/8s, 2022	15,000	15,919

Sirius XM Radio, Inc. 144A sr. unsec.
notes 5 1/4s, 2022	10,000	10,125

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021	25,000	25,000

Spectrum Brands Escrow Corp. 144A sr. unsec.
notes 6 3/8s, 2020	5,000	5,313

Spectrum Brands Holdings, Inc. company
guaranty sr. notes 9 1/2s, 2018	45,000	51,075

Spectrum Brands Holdings, Inc. 144A
sr. notes 6 3/4s, 2020	35,000	37,450

Stanley Black & Decker, Inc. company
guaranty sr. unsec. unsub. notes 2.9s, 2022	90,000	90,978

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016	5,000	5,363

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 7 3/4s, 2020	10,000	10,638

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A sr. notes 7 3/4s, 2020	$55,000	$58,300

Tempur-Pedic International, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 7/8s, 2020	5,000	5,144

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	5,000	7,067

Time Warner, Inc. company guaranty sr. unsec.
notes 4.7s, 2021	65,000	74,029

Time Warner, Inc. company guaranty sr. unsec.
notes 3.15s, 2015	10,000	10,575

Time Warner, Inc. debs. 9.15s, 2023	40,000	59,069

Toyota Motor Credit Corp. sr. unsec.
unsub. notes 3.3s, 2022	115,000	125,600

Toys R Us Property Co., LLC company
guaranty sr. unsec. notes 10 3/4s, 2017	90,000	96,975

Travelport, LLC company guaranty sr. unsec.
sub. notes 11 7/8s, 2016	10,000	4,625

Travelport, LLC company guaranty sr. unsec.
unsub. notes 9 7/8s, 2014	15,000	13,219

Travelport, LLC 144A sr. notes Ser. B, 6.306s, 2016 ‡‡	4,132	3,388

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016	21,000	16,275

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021	40,000	41,300

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	142,000	199,680

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040	10,000	12,100

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	30,000	31,258

Walt Disney Co. (The) sr. unsec.
unsub. notes 4 3/8s, 2041	10,000	11,046

XM Satellite Radio, Inc. 144A sr. unsec.
notes 7 5/8s, 2018	45,000	50,175

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec.
notes 10 1/4s, 2016 ‡‡	30,000	30,978

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	82,000	88,560

		6,142,372
Consumer staples (1.4%)
Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	17,000	23,799

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	2,000	2,782

Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 2.85s, 2022	95,000	93,953

Anheuser-Busch InBev Worldwide, Inc. company
guaranty unsec. unsub. notes 5 3/8s, 2020	60,000	73,022

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 3/4s, 2020	15,000	17,325

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 5/8s, 2018	5,000	5,575

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 8 1/4s, 2019	10,000	11,050

Bunge Ltd., Finance Corp. company
guaranty sr. unsec. notes 8 1/2s, 2019	4,000	5,147

Bunge Ltd., Finance Corp. company guaranty unsec.
unsub. notes 4.1s, 2016	41,000	43,908

Burger King Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018	30,000	34,350

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042	65,000	63,529

Carrols Restaurant Group, Inc. 144A company
guaranty sr. notes 11 1/4s, 2018	10,000	10,950

CKE Holdings, Inc. 144A sr. unsec. notes
10 1/2s, 2016 ‡‡	29,468	31,457

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.7%)* cont.		Principal amount	Value

Consumer staples cont.
Claire’s Stores, Inc. company
guaranty sr. notes 8 7/8s, 2019		$30,000	$28,350

Claire’s Stores, Inc. 144A company
guaranty sr. unsec. notes 9 5/8s, 2015		33,413	30,907

Claire’s Stores, Inc. 144A sr. notes 9s, 2019		65,000	69,875

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016		60,000	69,300

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022		20,000	22,900

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 4 5/8s, 2023		10,000	10,450

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017		95,000	100,938

Costco Wholesale Corp. sr. unsec.
unsub. notes 1.7s, 2019		115,000	116,111

Darden Restaurants, Inc. sr. unsec.
unsub. notes 6.8s, 2037		70,000	83,036

Dave & Buster’s, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018		50,000	56,000

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 9 3/4s, 2018		5,000	5,750

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016		50,000	54,875

Del Monte Corp. company guaranty sr. unsec.
notes 7 5/8s, 2019		15,000	15,638

Delhaize Group company guaranty sr. unsec.
notes 5.7s, 2040 (Belgium)		80,000	74,986

Delhaize Group company guaranty sr. unsec.
notes 4 1/8s, 2019 (Belgium)		25,000	25,806

Delhaize Group company guaranty sr. unsec.
unsub. bonds 5 7/8s, 2014 (Belgium)		50,000	52,384

Diageo Investment Corp. company
guaranty sr. unsec. debs. 8s, 2022		40,000	57,618

DineEquity, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		45,000	51,131

Dole Food Co. sr. notes 13 7/8s, 2014		13,000	14,398

Dole Food Co. 144A sr. notes 8s, 2016		35,000	36,400

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021		40,000	44,700

General Mills, Inc. sr. unsec. notes 5.65s, 2019		25,000	30,495

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013		76,000	77,937

HDTFS, Inc. 144A company
guaranty sr. notes 6 1/4s, 2022		20,000	21,300

HDTFS, Inc. 144A company
guaranty sr. notes 5 7/8s, 2020		15,000	15,675

Hertz Corp. (The) company guaranty sr. unsec.
notes 7 1/2s, 2018		15,000	16,575

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	50,000	71,064

JBS USA, LLC/JBS USA Finance, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2014		$55,000	61,463

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020		15,000	15,900

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021		5,000	5,050

Kraft Foods Group, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 1/2s, 2040		70,000	92,271

Kraft Foods Group, Inc. 144A company
guaranty sr. unsec. unsub. notes 5s, 2042		10,000	11,245

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017		4,000	4,886

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Consumer staples cont.
Kroger Co. company guaranty sr. unsec.
unsub. notes 6.4s, 2017	$27,000	$32,590

Landry’s Acquisition Co. 144A sr. unsec.
notes 9 3/8s, 2020	25,000	26,563

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018	20,000	19,900

Libbey Glass, Inc. company
guaranty sr. notes 6 7/8s, 2020	20,000	21,600

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	51,000	70,694

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	59,000	77,047

Michael Foods, Inc. company guaranty sr. unsec.
notes 9 3/4s, 2018	20,000	22,100

Molson Coors Brewing Co. company
guaranty sr. unsec. unsub. notes 5s, 2042	65,000	72,843

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	58,000	78,268

Post Holdings, Inc. 144A sr. unsec. notes 7 3/8s, 2022	20,000	21,913

Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018	50,000	55,438

Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015	90,000	94,725

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017	40,000	41,100

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017	123,000	128,381

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2020	35,000	37,275

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020	15,000	17,138

Smithfield Foods, Inc. sr. unsec.
unsub. notes 6 5/8s, 2022	30,000	33,150

Tyson Foods, Inc. company guaranty sr. unsec.
unsub. notes 6.6s, 2016	80,000	91,676

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2019	65,000	74,100

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2023	10,000	10,575

UR Financing Escrow Corp. 144A company
guaranty notes 5 3/4s, 2018	10,000	10,775

UR Financing Escrow Corp. 144A sr. unsec.
notes 7 5/8s, 2022	15,000	16,763

West Corp. company guaranty sr. unsec.
notes 8 5/8s, 2018	15,000	15,713

West Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	25,000	25,875

Wok Acquisition Corp. 144A sr. unsec.
notes 10 1/4s, 2020	10,000	10,675

		2,969,138
Energy (2.2%)
Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 4 7/8s, 2023	30,000	30,525

Access Midstream Partners, LP/ACMP Finance Corp.
company guaranty sr. unsec. notes 5 7/8s, 2021	15,000	15,938

Access Midstream Partners, LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 6 1/8s, 2022	15,000	16,163

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021	10,000	9,175

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019	30,000	27,825

AmeriGas Finance, LLC/AmeriGas Finance Corp.
company guaranty sr. unsec. notes 7s, 2022	30,000	33,413

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	85,000	112,461

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Energy cont.
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	$35,000	$40,266

Anadarko Petroleum Corp. sr. unsec.
unsub. notes 6.95s, 2019	30,000	37,915

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022	60,000	63,588

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040	5,000	5,684

Arch Coal, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2020	5,000	4,638

Arch Coal, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2019	35,000	32,550

Atlas Pipeline Partners LP/Atlas Pipeline
Finance Corp. 144A company
guaranty sr. notes 6 5/8s, 2020	15,000	15,525

Atwood Oceanics, Inc. sr. unsec.
unsub. notes 6 1/2s, 2020	20,000	21,500

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017	35,000	37,450

BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.2s, 2016
(United Kingdom)	145,000	154,618

Canadian Natural Resources, Ltd. sr. unsec.
unsub. notes 5.7s, 2017 (Canada)	105,000	123,687

Carrizo Oil & Gas, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2018	65,000	70,200

Cenovus Energy, Inc. sr. unsec.
unsub. notes 4.45s, 2042 (Canada)	125,000	130,397

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020	35,000	39,813

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2021	35,000	37,975

Chesapeake Energy Corp. company
guaranty sr. unsec. unsub. notes 6.775s, 2019	10,000	10,050

Chesapeake Oilfield Operating, LLC/Chesapeake
Oilfield Finance, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 5/8s, 2019	40,000	37,700

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022	45,000	49,388

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023	10,000	10,525

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	20,000	21,100

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s,
2019 (Canada)	15,000	10,200

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2020	90,000	97,425

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8s, 2017	50,000	54,125

Continental Resources, Inc. company
guaranty sr. unsec. notes 5s, 2022	70,000	75,425

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	55,000	59,400

Crosstex Energy LP/Crosstex Energy Finance Corp.
144A company guaranty sr. unsec. notes 7 1/8s, 2022	15,000	15,638

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020	55,000	62,013

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	10,000	11,000

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	95,000	92,150

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 9 1/8s, 2017	20,000	21,650

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 6 1/2s, 2021	25,000	24,750

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Energy cont.
Forbes Energy Services Ltd. company
guaranty sr. unsec. notes 9s, 2019	$30,000	$26,700

FTS International Services, LLC/FTS International
Bonds, Inc. 144A company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018	33,000	34,073

Gazprom Via OAO White Nights Finance BV
notes 10 1/2s, 2014 (Russia)	200,000	219,454

Goodrich Petroleum Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2019	70,000	66,850

Gulfport Energy Corp. 144A company
guaranty sr. unsec. notes 7 3/4s, 2020	35,000	35,963

Halcon Resources Corp. 144A sr. unsec.
notes 8 7/8s, 2021	40,000	42,400

Hercules Off shore, Inc. 144A company
guaranty sr. notes 7 1/8s, 2017	5,000	5,238

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	40,000	43,100

Hiland Partners LP Hiland Partners
Finance Corp. 144A company
guaranty sr. notes 7 1/4s, 2020	15,000	16,050

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	10,000	13,283

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	40,000	40,000

Key Energy Services, Inc. 144A company
guaranty sr. unsec. notes 6 3/4s, 2021	10,000	9,950

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019	60,000	66,150

Laredo Petroleum, Inc. company
guaranty sr. unsec. notes 7 3/8s, 2022	15,000	16,275

Laredo Petroleum, Inc. company
guaranty sr. unsec. unsub. notes 9 1/2s, 2019	65,000	72,638

Lone Pine Resources Canada, Ltd. company
guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)	20,000	18,800

Marathon Petroleum Corp. sr. unsec.
unsub. notes 6 1/2s, 2041	25,000	31,676

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	30,000	31,575

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 3/8s, 2023 (Canada)	20,000	20,900

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016	45,000	33,300

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	35,000	38,588

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	85,000	99,347

Northern Oil and Gas, Inc. company
guaranty sr. unsec. notes 8s, 2020	35,000	35,700

Oasis Petroleum, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2023	20,000	21,450

Offshore Group Investment, Ltd. company
guaranty sr. notes 11 1/2s, 2015
(Cayman Islands)	34,000	37,060

Offshore Group Investment, Ltd. 144A company
guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)	40,000	40,400

Peabody Energy Corp. company guaranty sr. unsec.
notes 7 3/8s, 2016	30,000	34,350

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	5,000	5,363

Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6s, 2018	30,000	31,875

PetroBakken Energy, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	65,000	65,975

20 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Energy cont.
Petrohawk Energy Corp. company
guaranty sr. unsec. notes 7 1/4s, 2018	$75,000	$84,671

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	340,000	323,071

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 6 3/4s, 2022	60,000	67,350

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	60,000	59,250

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020	20,000	21,700

Range Resources Corp. company guaranty sr. unsec.
sub. notes 5s, 2022	15,000	15,675

Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s, 2018	55,000	61,050

Sabine Pass LNG LP company
guaranty sr. notes 7 1/2s, 2016	100,000	110,250

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020	15,000	15,263

Samson Investment Co. 144A sr. unsec.
notes 9 3/4s, 2020	85,000	89,888

SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2021	10,000	10,700

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	20,000	21,200

Shelf Drilling Holdings Ltd. 144A
sr. notes 8 5/8s, 2018	35,000	35,875

Shell International Finance BV company guaranty
sr. unsec. notes 3.1s, 2015 (Netherlands)	95,000	100,743

SM Energy Co. sr. unsec. notes 6 5/8s, 2019	20,000	21,100

SM Energy Co. sr. unsec. notes 6 1/2s, 2021	15,000	16,050

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	5,000	5,350

Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	59,381

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	40,000	48,194

Suburban Propane Partners LP/Suburban Energy
Finance Corp. sr. unsec. notes 7 3/8s, 2021	31,000	33,713

Trinidad Drilling, Ltd. 144A sr. unsec.
notes 7 7/8s, 2019 (Canada)	10,000	10,625

Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021	10,000	10,225

Unit Corp. 144A company
guaranty sr. sub. notes 6 5/8s, 2021	20,000	20,525

Weatherford Bermuda company guaranty sr. unsec.
notes 9 7/8s, 2039	70,000	98,097

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.8s, 2037	15,000	17,002

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.35s, 2017	25,000	28,614

Whiting Petroleum Corp. company guaranty 7s, 2014	60,000	62,850

Williams Cos., Inc. (The) notes 7 3/4s, 2031	2,000	2,552

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	7,000	9,018

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	15,000	16,163

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	55,000	58,300

		4,502,773
Financials (4.0%)
Abbey National Treasury Service bank
guaranty sr. unsec. unsub. notes FRN 1.893s,
2014 (United Kingdom)	50,000	49,886

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s,
2017 (Netherlands)	200,000	218,143

ACE Cash Express, Inc. 144A sr. notes 11s, 2019	25,000	23,563

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019	90,000	122,574

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Financials cont.
Aflac, Inc. sr. unsec. notes 6.9s, 2039	$75,000	$99,731

Air Lease Corp. sr. unsec. notes 5 5/8s, 2017	35,000	37,100

Ally Financial, Inc. company
guaranty sr. notes 6 1/4s, 2017	35,000	38,753

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	25,000	27,844

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	25,000	30,625

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	20,000	24,150

Ally Financial, Inc. unsec. sub. notes 8s, 2018	30,000	35,100

American Express Co. 144A sr. unsec. notes 2.65s, 2022	166,000	165,339

American International Group, Inc. jr.
sub. bonds FRB 8.175s, 2058	76,000	98,990

American International Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	149,000	176,209

American International Group, Inc. sr. unsec.
unsub. notes 4 1/4s, 2014	105,000	110,669

Associates Corp. of North America sr. unsec.
notes 6.95s, 2018	135,000	162,621

AXA SA 144A jr. unsec. sub. notes FRN 6.463s,
Perpetual Maturity (France)	85,000	83,300

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017	90,000	104,904

Bank of America Corp. sr. unsec.
unsub. notes 6 1/2s, 2016	50,000	57,738

Bank of Montreal sr. unsec. unsub. bonds 2 1/8s,
2013 (Canada)	65,000	65,551

Bank of New York Mellon Corp. (The) sr. unsec.
unsub. notes 1.969s, 2017	105,000	108,236

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022
(United Kingdom)	200,000	200,736

Barclays Bank PLC 144A unsec. sub. notes 6.05s,
2017 (United Kingdom)	175,000	193,618

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	22,000	27,567

Bear Stearns Cos., LLC (The) sr. unsec.
unsub. notes 5.7s, 2014	40,000	43,467

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s,
2017 (France)	40,000	40,585

BNP Paribas SA 144A jr. unsec. sub. notes FRN
5.186s, Perpetual Maturity (France)	75,000	72,375

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6 1/2s,
2020 (Canada)	30,000	30,750

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	65,000	73,530

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020	15,000	16,406

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes 11 5/8s, 2017	45,000	49,500

CIT Group, Inc. sr. unsec. notes 5s, 2022	35,000	37,321

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	30,000	32,775

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	35,000	37,450

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2017	20,000	21,200

CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018	50,000	56,500

CIT Group, Inc. 144A company
guaranty notes 5 1/2s, 2019	35,000	38,150

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	3,000	3,595

Citigroup, Inc. sub. notes 5s, 2014	71,000	74,698

Putnam VT Global Asset Allocation Fund 21

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Financials cont.
Community Choice Financial, Inc. company
guaranty sr. notes 10 3/4s, 2019	$40,000	$38,500

Deutsche Bank AG London sr. unsec. notes 2 3/8s,
2013 (United Kingdom)	5,000	5,002

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	57,000	67,583

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	30,000	31,575

E*Trade Financial Corp. sr. unsec.
unsub. notes 6 3/8s, 2019	35,000	35,875

GATX Financial Corp. notes 5.8s, 2016	25,000	27,653

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	135,000	142,256

General Electric Capital Corp. sr. unsec. FRN
Ser. MTN, 0.51s, 2016	65,000	64,024

General Electric Capital Corp. sr. unsec.
notes 6 3/4s, 2032	150,000	194,810

General Electric Capital Corp. unsec.
sub. notes 5.3s, 2021	110,000	127,686

Genworth Financial, Inc. sr. unsec.
unsub. notes 7.7s, 2020	95,000	104,881

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	170,000	213,521

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	24,000	26,823

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 5 1/8s, 2022	35,000	40,373

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022 R	70,000	68,676

Health Care REIT, Inc. sr. unsec.
unsub. notes 3 3/4s, 2023 R	70,000	70,505

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	60,000	67,668

HSBC Finance Capital Trust IX FRN 5.911s, 2035	100,000	99,750

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	146,000	173,210

HSBC USA Capital Trust I 144A jr. bank
guaranty unsec. notes 7.808s, 2026	100,000	101,500

Hub International Ltd. 144A company
guaranty sr. notes 8 1/8s, 2018	15,000	15,413

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018	95,000	102,006

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	10,000	10,725

International Lease Finance Corp. sr. unsec.
unsub. notes 5 7/8s, 2022	40,000	42,400

International Lease Finance Corp. sr. unsec.
unsub. notes 4 7/8s, 2015	73,000	75,738

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018	25,000	25,625

iStar Financial, Inc. sr. unsec.
unsub. notes Ser. B, 9s, 2017 R	30,000	32,700

JPMorgan Chase & Co. jr. unsec. sub. FRN
notes 7.9s, Perpetual Maturity	90,000	101,971

JPMorgan Chase & Co. sr. notes 6s, 2018	250,000	299,297

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.8s, 2037	10,000	11,125

Macquarie Bank Ltd. 144A sr. unsec. notes 3.45s,
2015 (Australia)	35,000	35,959

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	30,000	35,231

Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTN, 6 7/8s, 2018	223,000	268,816

MetLife, Inc. sr. unsec. 6 3/4s, 2016	55,000	65,139

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R	20,000	21,700

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. unsub. notes 6 3/8s, 2022 R	25,000	26,438

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Financials cont.
National Money Mart Co. company guaranty
sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)	$25,000	$27,625

Nationstar Mortgage, LLC/Nationstar Capital Corp.
144A company guaranty sr. unsec. notes 9 5/8s, 2019	10,000	11,250

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	26,296

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	45,000	55,336

Neuberger Berman Group LLC/Neuberger Berman
Finance Corp. 144A sr. notes 5 7/8s, 2022	25,000	26,500

Neuberger Berman Group LLC/Neuberger Berman
Finance Corp. 144A sr. notes 5 5/8s, 2020	15,000	15,713

Nuveen Investments, Inc. 144A sr. unsec.
notes 9 1/2s, 2020	10,000	9,950

Nuveen Investments, Inc. 144A sr. unsec.
notes 9 1/8s, 2017	25,000	24,563

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	90,000	92,645

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016	35,000	40,863

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019	25,000	27,750

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	63,000	68,963

Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	65,000	70,200

Provident Funding Associates LP/PFG Finance Corp.
144A sr. notes 10 1/4s, 2017	25,000	27,563

Provident Funding Associates LP/PFG Finance Corp.
144A sr. notes 10 1/8s, 2019	25,000	26,375

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 5 5/8s, 2043	95,000	98,325

Prudential Financial, Inc. jr. unsec.
sub. notes FRN 8 7/8s, 2038	30,000	36,375

Rayonier, Inc. company guaranty sr. unsec.
unsub. notes 3 3/4s, 2022 R	30,000	30,683

Residential Capital LLC company guaranty jr.
notes 9 5/8s, 2015 †	50,000	52,500

Royal Bank of Scotland PLC (The) bank
guaranty sr. unsec. unsub. notes 3.95s, 2015
(United Kingdom)	80,000	85,055

Santander Holdings USA, Inc. sr. unsec.
unsub. notes 4 5/8s, 2016	21,000	21,955

Santander Issuances S.A. Unipersonal 144A bank
guaranty unsec. sub. notes 5.911s, 2016 (Spain)	100,000	102,500

Simon Property Group LP sr. unsec.
unsub. notes 5 1/4s, 2016 R	22,000	25,171

Simon Property Group LP sr. unsec.
unsub. notes 3 3/8s, 2022 R	10,000	10,561

SLM Corp. sr. notes Ser. MTN, 8s, 2020	40,000	45,700

SLM Corp. sr. unsec. unsub. notes Ser. MTN,
8.45s, 2018	25,000	29,250

State Street Capital Trust IV company
guaranty jr. unsec. sub. bonds FRB 1.308s, 2037	75,000	57,123

Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4 1/4s, 2042	90,000	89,184

Vnesheconombank Via VEB Finance PLC 144A bank
guaranty, sr. unsec. unsub. bonds 6.8s, 2025 (Russia)	300,000	367,500

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015 R	70,000	73,521

VTB Bank OJSC Via VTB Capital SA
sr. notes 6 1/4s, 2035 (Russia)	100,000	108,000

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	392,000	442,568

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	23,687

22 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Financials cont.
Westpac Banking Corp. sr. unsec. bonds 3s,
2015 (Australia)	$15,000	$15,909

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	80,000	93,308

Westpac Capital Trust III 144A unsec.
sub. notes FRN 5.819s, Perpetual Maturity	60,000	59,934

Willis Group North America, Inc. company
guaranty 6.2s, 2017	10,000	11,385

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037	55,000	58,575

		8,253,764
Health care (1.2%)
AbbVie, Inc. 144A company guaranty sr. unsec.
notes 2.9s, 2022	80,000	81,493

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	52,715

Amgen, Inc. sr. unsec. notes 3.45s, 2020	125,000	133,556

AmSurg Corp. 144A company guaranty sr. unsec.
unsub. notes 5 5/8s, 2020	25,000	26,000

AstraZeneca PLC sr. unsec. unsub. notes 6.45s,
2037 (United Kingdom)	71,000	96,158

Aviv Healthcare Properties LP company
guaranty sr. unsec. notes 7 3/4s, 2019	35,000	37,100

Biomet, Inc. 144A sr. unsec. notes 6 1/2s, 2020	45,000	47,813

Capella Healthcare, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2017	50,000	53,625

CDRT Holding Corp. 144A sr. unsec. notes 9 1/4s, 2017 ‡‡	45,000	46,125

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2018	30,000	31,275

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 8s, 2019	15,000	16,238

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021	80,000	89,614

Emergency Medical Services Corp. company
guaranty sr. unsec. notes 8 1/8s, 2019	35,000	38,434

Endo Health Solutions, Inc. company
guaranty sr. unsec. notes 7s, 2019	25,000	26,656

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019	35,000	37,581

Grifols, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018	55,000	60,569

HCA, Inc. sr. notes 6 1/2s, 2020	135,000	151,875

HCA, Inc. sr. unsec. notes 7 1/2s, 2022	10,000	11,450

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017	65,000	68,981

Hologic, Inc. 144A company guaranty sr. unsec.
notes 6 1/4s, 2020	10,000	10,775

IASIS Healthcare, LLC/IASIS Capital Corp. company
guaranty sr. unsec. notes 8 3/8s, 2019	95,000	89,775

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020	20,000	20,950

Jaguar Holding Co. I 144A sr. notes 9 3/8s, 2017 ‡‡	15,000	15,750

Jaguar Holding Co.II/Jaguar Merger Sub, Inc.
144A sr. unsec. notes 9 1/2s, 2019	45,000	51,075

Kinetics Concepts/KCI USA 144A company
guaranty notes 10 1/2s, 2018	75,000	78,656

Kinetics Concepts/KCI USA 144A company
guaranty sr. unsec. notes 12 1/2s, 2019	20,000	19,025

Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018	35,000	39,025

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R	25,000	27,188

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 6.95s, 2037	15,000	19,297

Service Corporation International sr. notes 7s, 2019	20,000	21,900

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Health care cont.
Service Corporation International sr. unsec.
unsub. notes 6 3/4s, 2016	$105,000	$117,600

Sky Growth Acquisition Corp. 144A company
guaranty sr. unsec. notes 7 3/8s, 2020	70,000	69,650

Stewart Enterprises, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2019	35,000	37,450

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	15,000	15,713

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015	16,477	16,683

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019	35,000	37,800

Tenet Healthcare Corp. company
guaranty sr. notes 10s, 2018	6,000	6,825

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018	50,000	55,000

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	30,000	33,600

Teva Pharmaceutical Finance II BV/Teva
Pharmaceutical Finance III LLC company
guaranty sr. unsec. unsub. notes 3s, 2015	50,000	52,546

United Surgical Partners International, Inc. company
guaranty sr. unsec. unsub. notes 9s, 2020	30,000	33,300

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4.7s, 2021	105,000	121,760

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4 5/8s, 2041	10,000	10,700

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.95s, 2042	90,000	89,156

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2 3/4s, 2023	90,000	90,772

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020	5,000	5,438

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018	20,000	21,550

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017	5,000	5,400

Vanguard Health Systems, Inc. sr. unsec.
notes zero %, 2016	2,000	1,500

VPI Escrow Corp. 144A sr. unsec. notes 6 3/8s,
2020 (Canada)	5,000	5,363

Watson Pharmaceuticals, Inc. sr. unsec.
notes 4 5/8s, 2042	35,000	36,452

Watson Pharmaceuticals, Inc. sr. unsec.
notes 3 1/4s, 2022	30,000	30,724

Watson Pharmaceuticals, Inc. sr. unsec.
notes 1 7/8s, 2017	5,000	5,064

WellPoint, Inc. notes 7s, 2019	35,000	43,608

		2,444,328
Technology (0.9%)
Advanced Micro Devices, Inc. sr. unsec.
notes 7 3/4s, 2020	5,000	4,188

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	30,000	22,800

Avaya, Inc. company guaranty sr. unsec.
notes 9 3/4s, 2015	15,000	13,350

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	50,000	46,750

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	65,000	65,163

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	20,000	20,000

Cisco Systems, Inc. company guaranty sr. unsec.
unsub. notes 3.15s, 2017	135,000	146,633

CyrusOne LP/CyrusOne Finance Corp. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2022	15,000	15,638

Putnam VT Global Asset Allocation Fund 23

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Technology cont.
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	$70,000	$80,719

Epicor Software Corp. company guaranty sr. unsec.
notes 8 5/8s, 2019	35,000	36,750

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 7/8s, 2020	25,000	28,281

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 5/8s, 2017	15,000	16,313

First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021	50,000	52,625

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015	165,217	169,141

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021	90,000	90,000

First Data Corp. 144A company
guaranty sr. notes 7 3/8s, 2019	30,000	31,050

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 10 3/4s, 2020	24,000	25,740

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	13,000	14,333

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	50,000	54,625

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	36,793

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	21,631

Honeywell International, Inc. sr. unsec.
unsub. notes 5 3/8s, 2041	55,000	70,188

Honeywell International, Inc. sr. unsec.
unsub. notes 4 1/4s, 2021	40,000	46,744

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022	140,000	134,763

Infor US, Inc. company guaranty sr. unsec.
notes 9 3/8s, 2019	20,000	22,450

Infor US, Inc. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2018	20,000	23,400

Iron Mountain, Inc. company
guaranty sr. sub. notes 7 3/4s, 2019	15,000	16,913

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020	95,000	100,225

Jazz Technologies, Inc. company
guaranty sr. unsec. notes 8s, 2015	24,000	20,640

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	25,000	31,320

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	97,946

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040	35,000	43,639

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022	80,000	80,674

Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s, 2037	50,000	51,006

Seagate HDD Cayman company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018 (Cayman Islands)	20,000	21,975

SunGard Data Systems, Inc. 144A company
guaranty sr. sub. notes 6 5/8s, 2019	25,000	25,563

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020	35,000	38,238

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019	45,000	48,038

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	55,000	65,708

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	23,470

		1,955,423
Transportation (0.2%)
Air Medical Group Holdings, Inc. company
guaranty sr. notes 9 1/4s, 2018	45,000	49,838

Burlington Northern Santa Fe, LLC sr. unsec.
notes 5.4s, 2041	35,000	41,382

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Transportation cont.
Burlington Northern Santa Fe, LLC sr. unsec.
unsub. notes 5 3/4s, 2040	$35,000	$42,954

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	115,000	122,708

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	57,521	65,862

FedEx Corp. company guaranty sr. unsec.
unsub. notes 2 5/8s, 2022	15,000	14,881

Ryder System, Inc. sr. unsec.
unsub. notes 2 1/2s, 2018	80,000	81,378

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018	60,000	65,850

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	15,162	16,299

Western Express, Inc. 144A sr. notes 12 1/2s, 2015	10,000	6,100

		507,252
Utilities and power (1.5%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	64,000	64,514

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	98,175

AES Corp. (The) sr. unsec. unsub. notes 7 3/8s, 2021	55,000	61,050

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	29,500

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	15,000	15,926

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	5,000	6,712

Beaver Valley Funding Corp. sr. bonds 9s, 2017	11,000	11,193

Boardwalk Pipelines LP company
guaranty sr. unsec. notes 5 7/8s, 2016	66,000	74,683

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	35,150	36,600

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020	36,000	40,410

Calpine Corp. 144A sr. notes 7 1/4s, 2017	85,000	90,525

Colorado Interstate Gas Co., LLC debs. 6.85s,
2037 (Canada)	10,000	12,151

Commonwealth Edison Co. 1st mtge. 5.9s, 2036	28,000	36,122

Consolidated Edison Co. of New York sr. unsec.
unsub. notes 4.2s, 2042	45,000	47,959

DPL, Inc. sr. unsec. notes 6 1/2s, 2016	55,000	58,163

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016	95,000	98,483

Dynegy Holdings, LLC escrow bonds 7 3/4s, 2019	70,000	350

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016 †	15,000	7,950

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013 †	10,000	5,275

Edison Mission Energy sr. unsec. notes 7.2s, 2019 †	60,000	31,800

El Paso Corp. sr. unsec. notes 7s, 2017	120,000	137,081

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	41,125

Electricite de France SA (EDF) 144A notes 6.95s,
2039 (France)	20,000	26,743

Electricite de France SA (EDF) 144A notes 6 1/2s,
2019 (France)	60,000	73,451

Energy Future Holdings Corp. company
guaranty sr. notes 10s, 2020	15,000	16,763

Energy Future Intermediate Holding Co., LLC
sr. notes 9 3/4s, 2019	66,000	73,260

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. sr. notes 10s, 2020	24,000	27,060

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A notes 11 3/4s, 2022	45,000	49,950

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020	50,000	57,750

Energy Transfer Partners LP sr. unsec.
unsub. notes 6 1/2s, 2042	30,000	36,624

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.2s, 2022	25,000	28,426

24 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.7%)* cont.	Principal amount	Value

Utilities and power cont.
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 4.85s, 2042	$80,000	$85,868

EP Energy LLC/Everest Acquisition Finance, Inc.
company guaranty sr. notes 6 7/8s, 2019	15,000	16,350

EP Energy, LLC/EP Energy Finance, Inc. sr. unsec.
notes 9 3/8s, 2020	70,000	78,925

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. notes 7 3/4s, 2022	10,000	10,600

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A
sr. unsec. notes 8 1/8s, 2017	20,000	19,900

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	65,000	75,075

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	10,000	11,800

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	35,000	38,850

ITC Holdings Corp. 144A notes 5 7/8s, 2016	50,000	56,822

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	41,040

Kansas Gas and Electric Co. bonds 5.647s, 2021	14,320	16,202

Kinder Morgan Energy Partners LP sr. unsec.
notes 6.85s, 2020	70,000	88,196

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	39,000	49,231

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029	50,000	66,410

Narragansett Electric Co./The 144A sr. unsec.
notes 4.17s, 2042	80,000	79,268

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	40,000	51,569

NGPL PipeCo, LLC 144A sr. notes 9 5/8s, 2019	15,000	17,250

NiSource Finance Corp. company
guaranty sr. unsec. notes 6 1/8s, 2022	25,000	29,961

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021	120,000	133,200

NSTAR Electric Co. sr. unsec.
unsub. notes 2 3/8s, 2022 (Canada)	75,000	74,644

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	25,000	29,398

Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	40,000	51,536

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	76,000	85,830

PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.2s, 2022	105,000	112,443

PSEG Power, LLC company guaranty sr. unsec.
notes 5.32s, 2016	37,000	41,831

Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	25,000	31,545

Puget Sound Energy, Inc. jr. sub. FRN Ser. A,
6.974s, 2067	98,000	104,003

Regency Energy Partners company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023	25,000	26,688

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	5,000	5,629

Texas Competitive/Texas Competitive Electric Holdings
Co., LLC company guaranty notes 15s, 2021	30,000	10,200

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC company guaranty sr. unsec.
notes 10 1/2s, 2016	90,260	17,714

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company
guaranty sr. notes 11 1/2s, 2020	25,000	19,563

Trans-Canada Pipelines, Ltd. jr. unsec.
sub. notes FRN 6.35s, 2067 (Canada)	30,000	32,156

Union Electric Co. sr. notes 6.4s, 2017	50,000	61,073

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	25,000	29,855

		3,096,399

Total corporate bonds and notes (cost $35,698,646)		$38,717,742

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (12.2%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.8%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037
to November 20, 2039	$1,537,368	$1,723,806
3s, TBA, January 1, 2043	2,000,000	2,126,094

		3,849,900
U.S. Government Agency Mortgage Obligations (10.4%)
Federal National Mortgage Association
Pass-Through Certificates
5s, TBA, January 1, 2043	8,000,000	8,665,625
4 1/2s, TBA, January 1, 2043	1,000,000	1,080,313
4s, TBA, January 1, 2043	7,000,000	7,502,578
3 1/2s, TBA, January 1, 2028	4,000,000	4,244,688

		21,493,204
Total U.S. government and agency mortgage
obligations (cost $25,242,977)		$25,343,104

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013	$20,000	$20,704

Total U.S. treasury obligations (cost $20,013)		$20,704

MORTGAGE-BACKED SECURITIES (3.8%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.6%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.952s, 2037	$36,848	$58,619
IFB Ser. 3072, Class SM, 23.03s, 2035	43,179	68,449
IFB Ser. 3072, Class SB, 22.884s, 2035	40,010	63,175
IFB Ser. 3249, Class PS, 21.585s, 2036	44,022	66,918
IFB Ser. 3065, Class DC, 19.233s, 2035	62,750	98,400
IFB Ser. 2990, Class LB, 16.412s, 2034	61,389	86,062
IFB Ser. 4098, Class MS, IO, 6.491s, 2041	802,171	168,368
IFB Ser. 3708, Class SQ, IO, 6.341s, 2040	223,365	31,264
IFB Ser. 3708, Class SA, IO, 6.241s, 2040	384,554	52,776
IFB Ser. 3964, Class SA, IO, 5.791s, 2041	434,833	63,868

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.798s, 2036	55,987	94,739
IFB Ser. 05-45, Class DA, 23.651s, 2035	73,534	122,129
IFB Ser. 07-53, Class SP, 23.431s, 2037	55,355	89,563
IFB Ser. 05-75, Class GS, 19.621s, 2035	33,632	49,301
IFB Ser. 404, Class S13, IO, 6.19s, 2040	278,784	38,880
IFB Ser. 12-113, Class CS, IO, 5.94s, 2041	158,913	29,795
Ser. 06-46, Class OC, PO, zero %, 2036	32,597	30,323
		1,212,629
Commercial mortgage-backed securities (1.7%)
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.685s, 2049	119,000	119,776
Ser. 07-2, Class A2, 5.634s, 2049	13,580	14,019
Ser. 07-1, Class XW, IO, 0.314s, 2049	1,223,123	12,214

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.856s, 2042	964,136	9,100
Ser. 04-5, Class XC, IO, 0.698s, 2041	1,290,443	14,567
Ser. 02-PB2, Class XC, IO, 0.457s, 2035	246,088	2
Ser. 07-5, Class XW, IO, 0.38s, 2051	2,544,240	30,093

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.966s, 2042	100,000	103,807
FRB Ser. 07-PW17, Class AJ, 5.89s, 2050	89,000	78,320
Ser. 04-PR3I, Class X1, IO, 0.961s, 2041	455,316	4,660

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW15, Class X2, IO, 0.387s, 2044	15,189,109	66,832
Ser. 06-PW14, Class X1, IO, 0.163s, 2038	1,435,797	27,998

Putnam VT Global Asset Allocation Fund 25

MORTGAGE-BACKED SECURITIES (3.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust 144A
Ser. 06-C5, Class XC, IO, 0.134s, 2049	$5,895,040	$85,478

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.379s, 2049	1,381,081	17,264
Ser. 07-CD4, Class XC, IO, 0.142s, 2049	7,510,731	56,330

Commercial Mortgage Pass-Through Certificates FRB
Ser. 05-LP5, Class D, 5.098s, 2043	94,000	96,352

Commercial Mortgage Pass-Through Certificates
144A Ser. 06-C8, Class XS, IO, 0.158s, 2046	6,631,194	84,747

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.762s, 2039	62,504	62,978
Ser. 06-C5, Class AX, IO, 0.161s, 2039	2,925,767	40,376

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.071s, 2049	6,682,357	24,798

CS First Boston Mortgage Securities Corp.
Ser. 05-C5, Class AJ, 5.1s, 2038	27,000	28,817

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	61,407	66,626
FRB Ser. 03-CK2, Class G, 5.744s, 2036	84,000	83,905
Ser. 02-CP3, Class AX, IO, 1.193s, 2035	100,662	473

First Union National Bank-Bank of America
Commercial Mortgage Trust 144A Ser. 01-C1,
Class 3, IO, 1.611s, 2033	49,977	1

GE Business Loan Trust 144A Ser. 04-2, Class D,
2.959s, 2032	36,394	21,200

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.139s, 2045	25,073,926	105,069
Ser. 07-C1, Class XC, IO, 0.102s, 2049	9,007,669	66,017

GE Commercial Mortgage Corporation Trust FRB
Ser. 05-C1, Class B, 4.846s, 2048	74,000	77,168

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.242s, 2029	48,102	1,855
Ser. 05-C1, Class X1, IO, 0.609s, 2043	2,343,409	29,419

Greenwich Capital Commercial Funding Corp. FRB
Ser. 05-GG3, Class B, 4.894s, 2042	111,000	112,832

GS Mortgage Securities Corp. II Ser. 06-GG6,
Class A2, 5.506s, 2038	32,706	33,687

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030 F	23,066	23,640
Ser. 06-GG6, Class XC, IO, 0.089s, 2038	1,832,808	3,198

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.077s, 2051	57,000	53,580
FRB Ser. 04-CB9, Class B, 5.662s, 2041	61,000	62,617
Ser. 06-CB16, Class AJ, 5.623s, 2045	102,000	91,817
FRB Ser. 05-LDP3, Class AJ, 4.997s, 2042	21,000	22,316
Ser. 06-LDP8, Class X, IO, 0.538s, 2045	1,875,972	30,059
Ser. 07-LDPX, Class X, IO, 0.306s, 2049	5,312,094	49,004

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 05-CB12, Class X1,
IO, 0.339s, 2037	2,201,056	17,613

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031 F	35,110	35,639
Ser. 99-C1, Class G, 6.41s, 2031	37,135	37,541
Ser. 98-C4, Class H, 5.6s, 2035	50,000	54,350

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040	119,000	132,376
Ser. 06-C7, Class A2, 5.3s, 2038	81,755	81,755
Ser. 05-C3, Class AJ, 4.843s, 2040	45,000	46,868

MORTGAGE-BACKED SECURITIES (3.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.648s, 2038	$1,238,556	$25,428
Ser. 05-C5, Class XCL, IO, 0.464s, 2040	4,274,774	55,910
Ser. 05-C2, Class XCL, IO, 0.342s, 2040	2,365,584	15,426
Ser. 06-C7, Class XCL, IO, 0.29s, 2038	2,185,337	37,044
Ser. 06-C6, Class XCL, IO, 0.24s, 2039	7,130,369	124,625
Ser. 05-C7, Class XCL, IO, 0.21s, 2040	2,813,806	15,873

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.849s, 2050	128,000	136,113
Ser. 05-CKI1, Class AJ, 5.263s, 2037	27,000	27,824

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.85s, 2039	736,717	7,772
Ser. 05-MCP1, Class XC, IO, 0.18s, 2043	2,282,671	25,660

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.142s, 2045	400,307	42,312
Ser. 05-C3, Class X, IO, 5.81s, 2044	105,954	7,438

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2, 5.749s, 2041	82,720	83,577
Ser. 07-IQ14, Class A2, 5.61s, 2049	29,967	30,959
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049	114,314	119,459

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.843s, 2043	79,143	81,482

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C4, Class XA, IO, 1.901s, 2045	371,000	47,766

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.997s, 2045	65,000	60,288
FRB Ser. 07-C34, Class AJ, 5.974s, 2046	128,000	120,320
Ser. 07-C30, Class A3, 5.246s, 2043	33,036	33,727
Ser. 07-C34, IO, 0.345s, 2046	1,459,404	17,659

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.331s, 2042	2,884,321	20,190
Ser. 06-C26, Class XC, IO, 0.044s, 2045	1,420,112	3,209

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	10,000	8,750

		3,467,964
Residential mortgage-backed securities (non-agency) (1.5%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2,
5.338s, 2036	230,951	185,915

American Home Mortgage Assets Ser. 07-5,
Class XP, IO, PO, zero %, 2047	1,336,623	156,009

Barclays Capital, LLC Trust
FRB Ser. 12-RR10, Class 9A2, 2.662s, 2035	40,000	29,600
Ser. 12-RR10, Class 4A2, 2.626s, 2036	30,000	24,000

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 9A3, 21.132s, 2037	20,352	19,054
FRB Ser. 12-RR11, Class 5A3, 13.492s, 2037	30,009	18,155
Ser. 12-RR11, Class 9A2, 4s, 2037	29,717	29,643
Ser. 12-RR11, Class 3A2, 4s, 2036	39,664	39,565
FRB Ser. 12-RR11, Class 5A2, 4s, 2037	39,658	39,460
FRB Ser. 12-RR12, Class 4A2, 2.917s, 2036	50,000	27,296
Ser. 12-RR11, Class 6A2, 2.614s, 2036	89,439	51,875
Ser. 12-RR11, Class 11A2, 2.6s, 2036	237,850	146,278
Ser. 09-RR7, Class 1A7, IO, 1.798s, 2046	949,588	40,358
Ser. 09-RR7, Class 2A7, IO, 1.58s, 2047	2,251,575	92,990

Bear Stearns Mortgage Funding Trust Ser. 06-AR2,
Class 1X, IO, 0.7s, 2046	358,192	10,065

Chase Mortgage Finance Corp. FRB Ser. 05-A2,
Class 1A5, 2.846s, 2036	121,639	104,002

Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 06-AR3, Class 1A2A, 5.595s, 2036	114,405	105,538

26 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED SECURITIES (3.8%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust Ser. 07-19,
Class 1A34, 6s, 2037		$202,540	$166,083

Countrywide Home Loans Ser. 06-9, Class A2, 6s, 2036		228,248	205,423

Greenpoint Mortgage Funding Trust Ser. 06-AR3,
Class 4X, IO, 1s, 2036		265,615	11,129

GSR Mortgage Loan Trust FRB Ser. 06-AR1,
Class 2A4, 2.774s, 2036		375,000	286,875

JPMorgan Mortgage Trust FRB Ser. 07-A4,
Class 2A3, 5.547s, 2037		349,257	296,868

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR8, Class X, IO, 0.4s, 2036		777,260	12,669

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY2, Class 1A1, 2.643s, 2036		132,412	105,267
FRB Ser. 06-AR1, Class 2A1B, 1.235s, 2046		126,518	109,438
FRB Ser. 06-AR13, Class 1A, 1.046s, 2046		351,731	260,281
FRB Ser. 06-AR15, Class 1A, 1.006s, 2046		143,736	112,832
FRB Ser. 05-AR9, Class A1C3, 0.69s, 2045		137,525	116,896
FRB Ser. 05-AR13, Class A1B3, 0.57s, 2045		67,710	57,215
FRB Ser. 05-AR15, Class A1A2, 0.49s, 2045		286,541	244,993

Wells Fargo Mortgage Backed Securities Trust
Ser. 05-9, Class 2A9, 5 1/4s, 2035		100,000	103,625

			3,209,397

Total mortgage-backed securities (cost $7,068,095)			$7,889,990

FOREIGN GOVERNMENT AND
AGENCY BONDS AND NOTES (3.4%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017		$40,000	$33,200

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013		150,000	151,500

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015		555,000	503,940

Canada (Government of) bonds 3 1/2s, 2020	CAD	2,300,000	2,612,941

Canada (Government of) bonds Ser. WL43,
5 3/4s, 2029	CAD	200,000	298,667

Canada (Government of) notes 4s, 2017	CAD	1,500,000	1,677,355

Indonesia (Republic of) 144A notes 5 1/4s, 2042		$250,000	290,313

Poland (Government of) sr. unsec. bonds 5s, 2022		115,000	135,815

South Africa (Republic of) sr. unsec.
unsub. notes 4.665s, 2024		135,000	152,550

Ukraine (Government of) 144A sr. unsec.
unsub. notes 7.65s, 2013		400,000	404,000

United Kingdom (Government of) bonds
4s, 2060	GBP	20,000	38,619

United Kingdom (Government of) bonds
2 3/4s, 2015	GBP	500,000	852,056

Total foreign government and agency bonds
and notes (cost $6,867,912)			$7,150,956

COMMODITY LINKED NOTES (0.9%)* Ω		Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec.
notes Ser. A, 1-month LIBOR less 0.16%, 2013
(Indexed to the DB Custom Commodity Index: 75%
S&P GSCI Gold Index TR and 25% S&P GSCI Light
Energy Index TR multiplied by 3) (United Kingdom)		$669,000	$785,607

Deutsche Bank AG/London 144A sr. unsec.
notes Ser. A, 1-month LIBOR less 0.16%, 2013
(Indexed to the S&P GSCI TR Index multiplied
by 3) (United Kingdom)		171,000	148,325

COMMODITY LINKED NOTES (0.9%)* cont.	Principal amount	Value

UBS AG/London 144A notes 1-month LIBOR less
0.10%, 2013 (Indexed to the UBS Custom Commodity
Index: 75% S&P GSCI Gold Index TR and 25% S&P
GSCI Light Energy Index TR multiplied by 3) (Jersey)	$669,000	$786,170

UBS AG/London 144A sr. notes, 1-month LIBOR less
0.10%, 2013 (Indexed to the S&P GSCI TR Index
multiplied by 3) (Jersey)	171,000	148,635

Total commodity Linked Notes (cost $1,680,000)		$1,868,737

INVESTMENT COMPANIES (0.8%)*	Shares	Value

SPDR S&P 500 ETF Trust S	11,018	$1,570,285

Total investment companies (cost $1,363,628)		$1,570,285

SENIOR LOANS (0.2%)* [c]	Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 5.46s, 2018	$83,714	$74,662

First Data Corp. bank term loan FRN 5.211s, 2017	10,568	10,304

First Data Corp. bank term loan FRN 4.211s, 2018	99,303	94,449

Intelsat SA bank term loan FRN 3.21s, 2014
(Luxembourg)	85,000	84,894

Landry’s, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017	24,750	24,990

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.746s, 2017	130,971	87,704

Thomson Learning bank term loan FRN Ser. B,
2.71s, 2014	14,466	11,368

Univision Communications, Inc. bank term loan FRN
4.459s, 2017	10,073	9,897

West Corp. bank term loan FRN Ser. B5, 5 1/2s, 2016	8,718	8,829

Total senior loans (cost $432,788)		$407,097

PREFERRED STOCKS (0.1%)*	Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.	83	$81,519

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.	2,540	67,691

M/I Homes, Inc. $2.438 pfd. †	1,630	37,327

Samsung Electronics Co., Ltd. zero % cum. pfd.
(South Korea)	83	66,374

Total preferred stocks (cost $198,270)		$252,911

CONVERTIBLE BONDS AND NOTES (0.1%)*	Principal amount	Value

Altra Holdings, Inc. cv. company
guaranty sr. unsec. notes 2 3/4s, 2031	$29,000	$31,719

Exide Technologies cv. sr. sub. notes FRN zero %, 2013	35,000	32,550

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	6,000	9,510

Navistar International Corp. cv. sr. unsec.
sub. notes 3s, 2014	44,000	40,178

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	12,000	13,058

Total convertible bonds and notes (cost $117,099)		$127,015

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value

EPR Properties cv. pfd. Ser. C, $1.44	1,280	$28,096

General Motors Co. Ser. B, $2.375 cv. pfd.	943	41,841

United Technologies Corp. $3.75 cv. pfd.	400	22,204

Total convertible preferred stocks (cost $90,546)		$92,141

MUNICIPAL BONDS AND NOTES (—%)*	Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15	$20,000	$21,244
4.071s, 1/1/14	50,000	51,517

Total municipal bonds and notes (cost $70,000)		$72,761

Putnam VT Global Asset Allocation Fund 27

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Hartalega Holdings
Bhd (Malaysia)	5/29/15	MYR 4.14	720	$266

Tower Semiconductor,
Ltd. 144A (Israel) F	6/30/15	$0.01	7,932	1,586

Total warrants (cost $1,586)				$1,852

SHORT-TERM INVESTMENTS (24.3%)*		Principal amount/shares		Value

Putnam Cash Collateral Pool, LLC 0.21% [d]			6,720,519	$6,720,519

Putnam Money Market Liquidity Fund 0.14% L			32,926,752	32,926,752

SSgA Prime Money Market Fund 0.08% P			880,000	880,000

Straight-A Funding, LLC commercial paper
with effective yields ranging from 0.177%
to 0.179%, January 17, 2013			$1,225,000	1,224,902

Straight-A Funding, LLC commercial paper with an
effective yield of 0.188%, March 11, 2013			5,000,000	4,998,380

U.S. Treasury Bills with effective yields ranging
from 0.128% to 0.170%, October 17, 2013 # ##			2,702,000	2,699,139

U.S. Treasury Bills with effective yields ranging
from 0.167% to 0.168%, May 30, 2013 # ##			267,000	266,888

U.S. Treasury Bills with effective yields ranging
from 0.169% to 0.173%, April 4, 2013 #			461,000	460,926

U.S. Treasury Bills with effective yields ranging
from 0.174% to 0.176%, May 2, 2013 #			130,000	129,963

Total short-term investments (cost $50,306,241)				$50,307,469

Total investments (cost $222,025,233)				$236,856,286

Key to holding’s currency abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
MYR	Malaysian Ringgit
USD/$	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign secu-
rities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates.
As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2012 through December 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $207,408,095.

Ω The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† Non-income-producing security.

‡ Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $19,935, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d Affiliated company. See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $100,525,353 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

28 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $72,256,277)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Canadian Dollar	Sell	1/16/13	$269,052	$268,889	$(163)

	Euro	Sell	1/16/13	2,754,251	2,724,450	(29,801)

	Japanese Yen	Sell	1/16/13	202,112	206,539	4,427

	Peruvian New Sol	Buy	1/16/13	188,763	188,080	683

	Swedish Krona	Sell	1/16/13	313,137	306,650	(6,487)

Barclays Bank PLC

	Australian Dollar	Buy	1/16/13	1,283,739	1,285,677	(1,938)

	Brazilian Real	Buy	1/16/13	126,279	121,272	5,007

	British Pound	Sell	1/16/13	428,677	424,379	(4,298)

	Canadian Dollar	Sell	1/16/13	672,479	672,599	120

	Chilean Peso	Buy	1/16/13	217,445	219,230	(1,785)

	Czech Koruna	Sell	1/16/13	128,851	126,894	(1,957)

	Euro	Buy	1/16/13	1,193,367	1,176,528	16,839

	Hong Kong Dollar	Sell	1/16/13	86,615	86,630	15

	Indonesian Rupiah	Sell	1/16/13	63,113	63,120	7

	Japanese Yen	Sell	1/16/13	82,122	73,647	(8,475)

	Malaysian Ringgit	Buy	1/16/13	219,390	219,732	(342)

	Mexican Peso	Buy	1/16/13	358,773	360,729	(1,956)

	New Zealand Dollar	Sell	1/16/13	57,390	57,159	(231)

	Norwegian Krone	Buy	1/16/13	23,739	23,385	354

	Polish Zloty	Buy	1/16/13	192,233	187,920	4,313

	Russian Ruble	Buy	1/16/13	220,990	219,240	1,750

	Singapore Dollar	Buy	1/16/13	53,619	53,803	(184)

	South Korean Won	Buy	1/16/13	1,995	1,966	29

	Swedish Krona	Sell	1/16/13	216,875	214,754	(2,121)

	Taiwan Dollar	Buy	1/16/13	107,370	107,307	63

	Turkish Lira	Buy	1/16/13	296,883	295,467	1,416

Citibank, N.A.

	Australian Dollar	Buy	1/16/13	834,109	835,573	(1,464)

	Brazilian Real	Sell	1/16/13	335,102	323,890	(11,212)

	British Pound	Buy	1/16/13	2,411,249	2,386,743	24,506

	Canadian Dollar	Sell	1/16/13	886,252	886,231	(21)

	Czech Koruna	Sell	1/16/13	128,867	126,973	(1,894)

	Danish Krone	Buy	1/16/13	153,471	152,431	1,040

	Euro	Sell	1/16/13	207,651	208,280	629

	Japanese Yen	Buy	1/16/13	771,358	819,273	(47,915)

	South Korean Won	Buy	1/16/13	188,631	188,327	304

	Turkish Lira	Buy	1/16/13	206,296	206,208	88

Credit Suisse International

	Australian Dollar	Buy	1/16/13	224,504	224,783	(279)

	Brazilian Real	Buy	1/16/13	286,395	279,607	6,788

	British Pound	Buy	1/16/13	47,919	47,553	366

	Canadian Dollar	Sell	1/16/13	1,401,441	1,400,971	(470)

	Chinese Yuan	Buy	1/16/13	124,305	124,513	(208)

	Czech Koruna	Sell	1/16/13	128,867	127,071	(1,796)

	Indonesian Rupiah	Sell	1/16/13	63,113	63,258	145

	Japanese Yen	Sell	1/16/13	449,249	470,425	21,176

	Mexican Peso	Buy	1/16/13	334,409	336,343	(1,934)

	New Zealand Dollar	Buy	1/16/13	22,214	21,561	653

	Norwegian Krone	Sell	1/16/13	106,198	105,001	(1,197)

	Philippines Peso	Buy	1/16/13	115,207	115,809	(602)

	Polish Zloty	Buy	1/16/13	286,639	284,552	2,087

Putnam VT Global Asset Allocation Fund 29

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $72,256,277) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International cont.

	Russian Ruble	Buy	1/16/13	$220,990	$219,560	$1,430

	South Korean Won	Buy	1/16/13	68,681	67,812	869

	Swedish Krona	Buy	1/16/13	210,157	206,773	3,384

	Swiss Franc	Buy	1/16/13	670,366	659,243	11,123

	Taiwan Dollar	Buy	1/16/13	42,854	42,896	(42)

	Turkish Lira	Buy	1/16/13	208,814	208,131	683

Deutsche Bank AG

	Australian Dollar	Buy	1/16/13	406,887	407,594	(707)

	Brazilian Real	Buy	1/16/13	126,279	121,911	4,368

	British Pound	Sell	1/16/13	659,504	655,375	(4,129)

	Canadian Dollar	Sell	1/16/13	414,985	414,996	11

	Polish Zloty	Buy	1/16/13	132,027	129,030	2,997

	Singapore Dollar	Buy	1/16/13	218,978	219,491	(513)

	South Korean Won	Buy	1/16/13	188,631	188,406	225

	Swedish Krona	Sell	1/16/13	182,348	178,739	(3,609)

	Turkish Lira	Buy	1/16/13	161,422	160,647	775

Goldman Sachs International

	Japanese Yen	Sell	1/16/13	725,655	783,967	58,312

HSBC Bank USA, National Association

	Australian Dollar	Sell	1/16/13	828,195	829,218	1,023

	British Pound	Sell	1/16/13	4,075,277	4,033,849	(41,428)

	Canadian Dollar	Sell	1/16/13	205,633	205,571	(62)

	Euro	Buy	1/16/13	202,371	203,037	(666)

	Japanese Yen	Buy	1/16/13	14,551	22,995	(8,444)

	Norwegian Krone	Sell	1/16/13	424,990	419,787	(5,203)

	Philippines Peso	Buy	1/16/13	188,471	189,040	(569)

	Russian Ruble	Buy	1/16/13	230,431	226,682	3,749

	South Korean Won	Buy	1/16/13	255,535	254,428	1,107

	Turkish Lira	Buy	1/16/13	144,469	143,924	545

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	1/16/13	1,262,160	1,264,479	(2,319)

	Brazilian Real	Buy	1/16/13	126,279	121,705	4,574

	British Pound	Buy	1/16/13	291,578	288,629	2,949

	Canadian Dollar	Sell	1/16/13	1,571,093	1,571,024	(69)

	Chilean Peso	Buy	1/16/13	217,445	219,552	(2,107)

	Chinese Yuan	Buy	1/16/13	124,305	124,513	(208)

	Czech Koruna	Sell	1/16/13	128,867	126,938	(1,929)

	Euro	Sell	1/16/13	84,618	87,142	2,524

	Hong Kong Dollar	Buy	1/16/13	626,057	626,090	(33)

	Hong Kong Dollar	Sell	1/16/13	626,057	626,120	63

	Japanese Yen	Buy	1/16/13	686,232	723,133	(36,901)

	Malaysian Ringgit	Buy	1/16/13	219,357	219,792	(435)

	Mexican Peso	Buy	1/16/13	214,557	213,498	1,059

	New Zealand Dollar	Sell	1/16/13	68,538	68,224	(314)

	Polish Zloty	Buy	1/16/13	189,297	185,207	4,090

	Russian Ruble	Buy	1/16/13	261,211	256,710	4,501

	Swedish Krona	Buy	1/16/13	948,958	933,537	15,421

	Taiwan Dollar	Buy	1/16/13	251,133	251,809	(676)

	Turkish Lira	Buy	1/16/13	105,694	105,295	399

30 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 12/31/12 (aggregate face value $72,256,277) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The)

	British Pound	Sell	1/16/13	$6,018,864	$5,957,493	$(61,371)

	Euro	Buy	1/16/13	962,351	952,074	10,277

	Euro	Sell	1/16/13	962,351	952,220	(10,131)

	Japanese Yen	Buy	1/16/13	467,167	492,183	(25,016)

State Street Bank and Trust Co.

	Australian Dollar	Buy	1/16/13	1,401,386	1,403,886	(2,500)

	Brazilian Real	Buy	1/16/13	254,459	246,352	8,107

	British Pound	Sell	1/16/13	1,511,173	1,502,051	(9,122)

	Canadian Dollar	Sell	1/16/13	1,518,831	1,519,099	268

	Colombian Peso	Buy	1/16/13	191,135	188,484	2,651

	Czech Koruna	Sell	1/16/13	128,867	126,881	(1,986)

	Euro	Buy	1/16/13	421,111	416,448	4,663

	Indonesian Rupiah	Sell	1/16/13	63,113	63,245	132

	Japanese Yen	Sell	1/16/13	135,888	130,336	(5,552)

	Mexican Peso	Buy	1/16/13	146,618	145,880	738

	New Zealand Dollar	Sell	1/16/13	65,152	64,885	(267)

	Norwegian Krone	Sell	1/16/13	382,852	375,829	(7,023)

	Polish Zloty	Buy	1/16/13	247,761	245,348	2,413

	South Korean Won	Buy	1/16/13	54,612	53,872	740

	Swedish Krona	Buy	1/16/13	212,724	209,413	3,311

	Swiss Franc	Sell	1/16/13	219,482	220,237	755

	Thai Baht	Buy	1/16/13	114,162	113,763	399

	Turkish Lira	Buy	1/16/13	160,247	159,572	675

UBS AG

	Australian Dollar	Buy	1/16/13	617,282	618,377	(1,095)

	British Pound	Buy	1/16/13	5,797,783	5,739,919	57,864

	Canadian Dollar	Sell	1/16/13	1,280,232	1,280,203	(29)

	Czech Koruna	Sell	1/16/13	97,520	95,504	(2,016)

	Euro	Buy	1/16/13	3,254,171	3,219,727	34,444

	Japanese Yen	Sell	1/16/13	921,033	966,729	45,696

	Mexican Peso	Buy	1/16/13	185,124	187,854	(2,730)

	New Zealand Dollar	Sell	1/16/13	66,391	66,127	(264)

	Norwegian Krone	Buy	1/16/13	706,680	691,563	15,117

	Philippines Peso	Buy	1/16/13	82,162	82,551	(389)

	Russian Ruble	Buy	1/16/13	229,487	226,082	3,405

	Singapore Dollar	Buy	1/16/13	206,944	207,437	(493)

	Swedish Krona	Sell	1/16/13	83,073	81,405	(1,668)

	Swiss Franc	Sell	1/16/13	527,763	521,800	(5,963)

	Taiwan Dollar	Buy	1/16/13	52,586	52,546	40

	Thai Baht	Buy	1/16/13	80,734	80,452	282

	Turkish Lira	Buy	1/16/13	288,602	288,178	424

WestPac Banking Corp.

	Australian Dollar	Sell	1/16/13	1,168,997	1,170,892	1,895

	British Pound	Sell	1/16/13	1,118,882	1,110,066	(8,816)

	Canadian Dollar	Sell	1/16/13	417,699	417,701	2

	Euro	Buy	1/16/13	11,089	10,967	122

	Japanese Yen	Sell	1/16/13	816,779	860,647	43,868

	Mexican Peso	Buy	1/16/13	112,603	112,078	525

Total						$72,275

Putnam VT Global Asset Allocation Fund 31

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/12	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 3 yr (Short)	6	$682,507	Mar-13	$(1,058)

Australian Government
Treasury Bond 10 yr (Long)	18	2,305,081	Mar-13	1,723

Canadian Government Bond
10 yr (Short)	29	3,951,604	Mar-13	3,382

Euro STOXX 50 Index (Short)	113	3,900,389	Mar-13	24,983

FTSE 100 Index (Short)	61	5,794,868	Mar-13	52,593

Japanese Government Bond
10 yr (Short)	1	1,658,106	Mar-13	9,344

Japanese Government Bond
10 yr Mini (Long)	10	1,657,760	Mar-13	(9,742)

MSCI EAFE Index Mini (Long)	10	810,150	Mar-13	12,130

NASDAQ 100 Index E-Mini
(Short)	63	3,345,615	Mar-13	12,657

OMXS 30 Index (Short)	66	1,124,247	Jan-13	1,522

Russell 2000 Index Mini
(Long)	96	8,127,360	Mar-13	49,495

Russell 2000 Index Mini
(Short)	26	2,201,160	Mar-13	(54,392)

S&P 500 Index (Long)	2	710,050	Mar-13	(508)

S&P 500 Index E-Mini (Long)	353	25,064,765	Mar-13	(18,356)

S&P 500 Index E-Mini
(Short)	37	2,627,185	Mar-13	1,776

S&P Mid Cap 400 Index
E-Mini (Long)	58	5,904,980	Mar-13	52,374

FUTURES CONTRACTS				Unrealized
OUTSTANDING	Number of		Expiration	appreciation/
at 12/31/12 cont.	contracts	Value	date	(depreciation)

S&P Mid Cap 400 Index
E-Mini (Short)	53	$5,395,930	Mar-13	$42,140

SGX MSCI Singapore Index
(Short)	9	530,621	Jan-13	840

SPI 200 Index (Short)	10	1,198,371	Mar-13	(8,547)

Tokyo Price Index (Long)	27	2,684,885	Mar-13	233,287

Tokyo Price Index (Short)	33	3,281,526	Mar-13	(285,472)

U.K. Gilt 10 yr (Long)	22	4,249,951	Mar-13	(7,714)

U.K. Gilt 10 yr (Short)	3	579,539	Mar-13	(398)

U.S. Treasury Bond 30 yr
(Long)	37	5,457,500	Mar-13	(76,383)

U.S. Treasury Bond 30 yr
(Short)	36	5,310,000	Mar-13	74,182

U.S. Treasury Bond Ultra
30 yr (Long)	14	2,276,313	Mar-13	(47,605)

U.S. Treasury Note 2 yr
(Long)	123	27,117,656	Mar-13	7,454

U.S. Treasury Note 2 yr
(Short)	26	5,732,188	Mar-13	(2,081)

U.S. Treasury Note 5 yr
(Long)	122	15,178,516	Mar-13	(5,951)

U.S. Treasury Note 10 yr
(Long)	25	3,319,531	Mar-13	(11,376)

U.S. Treasury Note 10 yr
(Short)	72	9,560,250	Mar-13	34,855

Total				$85,154

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
	$1,246,000 E	$1,461	3/20/15	0.45%	3 month	$489
					USD-LIBOR-BBA

	100,000 E	2,803	3/20/43	3 month USD-LIBOR-BBA	2.60%	(1,269)

	200,000 E	2,186	3/20/23	3 month USD-LIBOR-BBA	1.75%	(34)

	3,900,000 E	5,258	3/20/18	3 month USD-LIBOR-BBA	0.90%	4,907

	3,100,000 E	(3,242)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(824)

Citibank, N.A.
	8,112,000 E	11,516	3/20/15	0.45%	3 month	5,189
					USD-LIBOR-BBA

Credit Suisse International
	725,000 E	839	3/20/15	0.45%	3 month	274
					USD-LIBOR-BBA

MXN	5,250,000	—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	32,740

Deutsche Bank AG
	$363,000 E	(7,503)	3/20/43	2.60%	3 month	7,279
					USD-LIBOR-BBA

	8,702,000 E	58,661	3/20/23	3 month USD-LIBOR-BBA	1.75%	(37,931)

	1,212,000 E	(948)	3/20/18	3 month USD-LIBOR-BBA	0.90%	(1,057)

MXN	5,250,000	—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	34,230

Goldman Sachs International
	$2,576,000 E	(48,301)	3/20/23	1.75%	3 month	(19,707)
					USD-LIBOR-BBA

	17,384,000 E	5,986	3/20/15	0.45%	3 month	(7,573)
					USD-LIBOR-BBA

	11,783,000 E	(46,781)	3/20/18	0.90%	3 month	(45,721)
					USD-LIBOR-BBA

32 Putnam VT Global Asset Allocation Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
MXN	750,000	$—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	$5,040

MXN	8,485,000	—	7/30/20	6.3833%	1 month MXN-TIIE-	(31,437)
					BANXICO

MXN	1,330,000	—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	7,448

Total						$(47,957)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12

			Fixed payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by or	appreciation/
Notional amount		date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
	$819,618	1/12/41	4.00% (1 month	Synthetic TRS Index	$181
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

	171,593	1/12/41	4.00% (1 month	Synthetic TRS Index	38
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

	5,854	1/12/41	5.00% (1 month	Synthetic MBX Index	9
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	18,776	1/12/40	5.00% (1 month	Synthetic MBX Index	35
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	157,289	1/12/40	4.50% (1 month	Synthetic MBX Index	649
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

	340,822	1/12/41	5.00% (1 month	Synthetic MBX Index	535
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	167,159	1/12/41	5.00% (1 month	Synthetic MBX Index	263
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	31,293	1/12/40	5.00% (1 month	Synthetic MBX Index	59
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	101,582	1/12/40	5.00% (1 month	Synthetic MBX Index	191
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

	73,659	1/12/40	5.00% (1 month	Synthetic MBX Index	139
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

Citibank, N.A.
	65,693	1/12/41	5.00% (1 month	Synthetic MBX Index	103
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

baskets	82	2/13/13	(3 month USD-LIBOR-BBA	A basket (CGPUTQL2)	(24,308)
			plus 0.10%)	of common stocks

units	1,214	2/13/13	3 month USD-LIBOR-BBA	Russell 1000 Total	(200,174)
			minus 0.15%	Return Index

units	683	2/13/13	3 month USD-LIBOR-BBA	Russell 1000 Total	(112,618)
			minus 0.15%	Return Index

Credit Suisse International
	$544,829	1/12/41	4.50% (1 month	Synthetic MBX Index	2,415
			USD-LIBOR)	4.50% 30 year Ginnie
				Mae II pools

Putnam VT Global Asset Allocation Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/12 cont.

			Fixed payments	Total return	Unrealized
Swap counterparty/		Termination	received (paid) by	received by or	appreciation/
Notional amount		date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International
	$542,729	1/12/41	4.00% (1 month	Synthetic TRS Index	$120
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

	226,647	1/12/41	4.50% (1 month	Synthetic TRS Index	570
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

	49,960	1/12/41	4.50% (1 month	Synthetic TRS Index	126
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

	16,899	1/12/41	4.00% (1 month	Synthetic TRS Index	4
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

	599,927	1/12/41	4.00% (1 month	Synthetic TRS Index	132
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

JPMorgan Chase Bank N.A.
	77,377	1/12/41	4.50% (1 month	Synthetic TRS Index	195
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

shares	122,265	10/22/13	(3 month USD-LIBOR-BBA	iShares MSCI Emerging	329,827
			plus 0.05%)	Markets Index

Total					$(1,509)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/12

						Fixed payments	Unrealized
Swap counterparty/		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	Date	fund per annum	(depreciation)

Barclays Bank PLC
DJ CDX NA HY Series 19 Index	B+/P	$(1,350)		$180,000	12/20/17	500 basis points (bp)	$(37)

DJ CDX NA IG Series 19 Index	BBB+/P	(1,565)		315,000	12/20/17	100 bp	(631)

Citibank, N.A.
DJ CDX NA IG Series 19 Index	BBB+/P	(8,427)		1,655,000	12/20/17	100 bp	(3,522)

Credit Suisse International
DJ CDX NA HY Series 19 Index	B+/P	11,025		4,410,000	12/20/17	500 bp	43,204

DJ CDX NA IG Series 19 Index	BBB+/P	(3,370)		670,000	12/20/17	100 bp	(1,384)

Deutsche Bank AG
DJ CDX NA HY Series 19 Index	B+/P	9,241		7,393,000	12/20/17	500 bp	63,186

Smurfit Kappa Funding, 7 3/4%, 4/1/15	BB–/F	—	EUR	90,000	9/20/13	715 bp	6,356

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	125,000	9/20/13	535 bp	6,280

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	125,000	9/20/13	477 bp	5,551

Goldman Sachs International
CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		$65,000	9/20/13	495 bp	2,090

DJ CDX NA IG Series 19 Index	BBB+/P	(339)		170,000	12/20/17	100 bp	164

JPMorgan Chase Bank N.A.
DJ CDX NA HY Series 19 Index	B+/P	(29,039)		1,787,000	12/20/17	500 bp	(16,000)

Total							$105,257

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F”.

34 Putnam VT Global Asset Allocation Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$4,068,766	$1,894,960	$—

Capital goods	5,686,870	1,059,802	11,126

Communication services	4,178,848	850,145	—

Conglomerates	1,673,314	288,090	—

Consumer cyclicals	9,976,176	2,552,885	1

Consumer staples	6,721,802	2,159,758	1,252

Energy	7,948,939	1,495,554	—

Financials	13,598,501	4,418,328	—

Health care	10,156,009	1,829,242	—

Technology	17,438,002	773,003	—

Transportation	726,460	427,901	—

Utilities and power	2,482,130	615,658	—

Total common stocks	84,655,817	18,365,326	12,379

Commodity linked notes	—	1,868,737	—

Convertible bonds and notes	—	127,015	—

Convertible preferred stocks	22,204	69,937	—

Corporate bonds and notes	—	38,717,742	—

Foreign government and agency bonds and notes	—	7,150,956	—

Investment Companies	1,570,285	—	—

Mortgage-backed securities	—	7,889,990	—

Municipal bonds and notes	—	72,761	—

Preferred stocks	—	252,911	—

Senior loans	—	407,097	—

U.S. Government and Agency Mortgage Obligations	—	25,343,104	—

U.S. Treasury Obligations	—	20,704	—

Warrants	266	—	1,586

Short-term investments	33,806,752	16,500,717	—

Totals by level	$120,055,324	$116,786,997	$13,965

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$72,275	$—

Futures contracts	85,154	—	—

Interest rate swap contracts	—	(29,892)	—

Total return swap contracts	—	(1,509)	—

Credit default contracts	—	129,081	—

Totals by level	$85,154	$169,955	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 35

Statement of assets and liabilities
12/31/12

Assets

Investment in securities, at value, including $6,675,174 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $182,377,962)	$197,209,015

Affiliated issuers (identified cost $39,647,271) (Notes 1 and 6)	39,647,271

Foreign currency (cost $501,233) (Note 1)	451,472

Dividends, interest and other receivables	1,003,238

Receivable for shares of the fund sold	2,908

Receivable for investments sold	437,904

Receivable for variation margin (Note 1)	727,518

Unrealized appreciation on OTC swap contracts (Note 1)	560,018

Premium paid on OTC swap contracts (Note 1)	150,865

Unrealized appreciation on forward currency contracts (Note 1)	457,799

Total assets	240,648,008

Liabilities

Payable to custodian	9,779

Payable for investments purchased	100,633

Payable for purchases of delayed delivery securities (Note 1)	23,636,059

Payable for shares of the fund repurchased	412,354

Payable for compensation of Manager (Note 2)	106,320

Payable for custodian fees (Note 2)	67,067

Payable for investor servicing fees (Note 2)	15,808

Payable for Trustee compensation and expenses (Note 2)	115,521

Payable for administrative services (Note 2)	2,113

Payable for distribution fees (Note 2)	15,207

Unrealized depreciation on OTC swap contracts (Note 1)	504,227

Premium received on OTC swap contracts (Note 1)	108,976

Unrealized depreciation on forward currency contracts (Note 1)	385,524

Collateral on securities loaned, at value (Note 1)	6,720,519

Collateral on certain derivative contracts, at value (Note 1)	880,000

Other accrued expenses	159,806

Total liabilities	33,239,913

Net assets	$207,408,095

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$204,573,606

Undistributed net investment income (Note 1)	3,833,355

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(15,993,423)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	14,994,557

Total — Representing net assets applicable to capital shares outstanding	$207,408,095

Computation of net asset value Class IA

Net assets	$135,791,756

Number of shares outstanding	8,482,069

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.01

Computation of net asset value Class IB

Net assets	$71,616,339

Number of shares outstanding	4,447,043

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.10

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Global Asset Allocation Fund

Statement of operations
Year ended 12/31/12

Investment income

Interest (net of foreign tax of $3,568 ) (including interest income of $43,215 from investments in affiliated issuers) (Note 6)	$3,745,736

Dividends (net of foreign tax of $62,414)	2,755,471

Securities lending (Note 1)	39,765

Total investment income	6,540,972

Expenses

Compensation of Manager (Note 2)	1,280,104

Investor servicing fees (Note 2)	211,766

Custodian fees (Note 2)	142,774

Trustee compensation and expenses (Note 2)	20,294

Distribution fees (Note 2)	181,133

Administrative services (Note 2)	7,340

Auditing and tax fees	152,600

Other	70,358

Total expenses	2,066,369

Expense reduction (Note 2)	(7,285)

Net expenses	2,059,084

Net investment income	4,481,888

Net realized gain on investments (net of foreign tax of $1,058) (Notes 1 and 3)	14,932,620

Net realized gain on swap contracts (Note 1)	2,865,446

Net realized gain on futures contracts (Note 1)	1,668,622

Net realized loss on foreign currency transactions (Note 1)	(151,500)

Net realized gain on written options (Notes 1 and 3)	81,556

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(117,023)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options and TBA sale commitments during the year	4,816,219

Net gain on investments	24,095,940

Net increase in net assets resulting from operations	$28,577,828

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Statement of changes in net assets

	Year ended	Year ended
	12/31/12	12/31/11

Decrease in net assets

Operations:

Net investment income	$4,481,888	$4,959,660

Net realized gain on investments and foreign currency transactions	19,396,744	7,221,959

Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	4,699,196	(12,471,786)

Net increase (decrease) in net assets resulting from operations	28,577,828	(290,167)

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(1,417,950)	(7,171,729)

Class IB	(540,548)	(3,402,380)

Decrease from capital share transactions (Note 4)	(28,105,758)	(19,455,891)

Total decrease in net assets	(1,486,428)	(30,320,167)

Net assets:

Beginning of year	208,894,523	239,214,690

End of year (including undistributed net investment income of $3,833,355 and $942,775, respectively)	$207,408,095	$208,894,523

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of expenses to average net assets excluding interest expense (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

12/31/12	$14.11	.34	1.71	2.05	(.15)	(.15)	$16.01	14.58	$135,792.89		.89	2.20	200

12/31/11	14.79	.33	(.33)	—[f]	(.68)	(.68)	14.11	(.18)	138,271.88		.88	2.27	131

12/31/10	13.64	.38	1.59	1.97	(.82)	(.82)	14.79	14.95	159,677	.87[g]	.87[g]	2.75	159

12/31/09	10.87	.41	3.12	3.53	(.76)	(.76)	13.64	35.36	160,419	.99[h,i]	.86[h]	3.55[h]	178

12/31/08	16.90	.48	(5.91)	(5.43)	(.60)	(.60)	10.87	(33.16)	141,087	.78[h]	.78[h]	3.31[h]	155

Class IB

12/31/12	$14.20	.30	1.71	2.01	(.11)	(.11)	$16.10	14.20	$71,616	1.14	1.14	1.96	200

12/31/11	14.88	.29	(.32)	(.03)	(.65)	(.65)	14.20	(.42)	70,624	1.13	1.13	2.02	131

12/31/10	13.72	.35	1.60	1.95	(.79)	(.79)	14.88	14.69	79,537	1.12[g]	1.12[g]	2.50	159

12/31/09	10.90	.39	3.15	3.54	(.72)	(.72)	13.72	35.21	76,413	1.24[h,i]	1.11[h]	3.28[h]	178

12/31/08	16.94	.44	(5.92)	(5.48)	(.56)	(.56)	10.90	(33.32)	58,167	1.03[h]	1.03[h]	3.05[h]	155

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements (Note 2).

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

g Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.05% of average net assets for the period ended December 31, 2010.

h Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.10%

12/31/08	0.15

i Includes interest accrued in connection with certain derivatives contracts, which amounted to 0.13% of average net assets as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 39

Notes to financial statements 12/31/12

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from January 1, 2012 through December 31, 2012.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek long-term return consistent with preservation of capital. The fund invests mainly in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may also select other investments that do not fall within these asset classes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported, as in the case of some securities traded over-the-counter, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are

40 Putnam VT Global Asset Allocation Fund

slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned and to enhance the return on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Interest rate swap contracts The fund entered into over-the-counter (OTC) and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the contracts being exchange traded and the exchange’s clearinghouse guaranteeing the contract from default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement

Putnam VT Global Asset Allocation Fund 41

between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Credit default contracts The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $329,673 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $543,486 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $309,801.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the value of securities loaned amounted to $6,675,185. Certain of these securities were sold prior to the close of the reporting period and are included in Receivable for investments sold on the Statement of assets and liabilities. The fund received cash collateral of $6,720,519.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus

42 Putnam VT Global Asset Allocation Fund

1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2012, the fund had a capital loss carryover of $14,433,318 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$14,433,318	N/A	$14,433,318	12/31/17

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, foreign currency gains and losses, unrealized gains and losses on certain futures contracts, realized gains and losses on certain futures contracts, straddle loss deferrals, income on swap contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $367,190 to increase undistributed net investment income, $47,867 to increase paid-in-capital and $415,057 to increase accumulated net realized losses.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$17,452,496
Unrealized depreciation	(3,805,785)

Net unrealized appreciation	13,646,711
Undistributed ordinary income	4,039,685
Capital loss carryforward	(14,433,318)

Cost for federal income tax purposes	$223,222,826

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 48.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the class specific expenses related to investor servicing fees were as follows:

Class IA	$139,257
Class IB	72,509

Total	$211,766

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $222 under the expense offset arrangements and by $7,063 under the brokerage/service arrangements.

Putnam VT Global Asset Allocation Fund 43

Each independent Trustee of the fund receives an annual Trustee fee, of which $160, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$181,133

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $327,499,484 and $340,128,006, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $4,602,875 and $4,599,102, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written equity option	Written equity option
	contract amounts	premiums	contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	$3,932,000	$155,904	—	$—

Options opened	—	—	4,373	4,214

Options exercised	(1,966,000)	(77,952)	—	—

Options expired	—	—	(1,719)	(2,303)

Options closed	(1,966,000)	(77,952)	(2,654)	(1,911)

Written options outstanding at the
end of the reporting period	$—	$—	—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/12		Year ended 12/31/11		Year ended 12/31/12		Year ended 12/31/11

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	97,970	$1,503,304	317,887	$4,640,900	514,226	$7,891,214	471,799	$6,858,367

Shares issued in connection with
reinvestment of distributions	92,859	1,417,950	486,549	7,171,729	35,123	540,548	229,117	3,402,380

	190,829	2,921,254	804,436	11,812,629	549,349	8,431,762	700,916	10,260,747

Shares repurchased	(1,505,399)	(22,936,597)	(1,800,526)	(26,004,425)	(1,077,019)	(16,522,177)	(1,072,002)	(15,524,842)

Net decrease	(1,314,570)	$(20,015,343)	(996,090)	$(14,191,796)	(527,670)	$(8,090,415)	(371,086)	$(5,264,095)

Note 5 — Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased equity option contracts (number of contracts)	1,000

Written equity option contracts (number of contracts)	1,000

Written swap option contracts (contract amount)	$1,200,000

Futures contracts (number of contracts)	1,500

Forward currency contracts (contract amount)	$166,700,000

OTC interest rate swap contracts (notional)	$139,900,000

OTC total return swap contracts (notional)	$23,400,000

OTC credit default swap contracts (notional)	$17,300,000

44 Putnam VT Global Asset Allocation Fund

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$129,081	Payables	$—

Foreign exchange contracts	Receivables	457,799	Payables	385,524

Equity contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	815,476*	Unrealized depreciation	704,375*

Interest rate contracts	Receivables, Net assets — Unrealized		Payables, Net assets —
	appreciation	263,016*	Unrealized depreciation	318,512*

Total		$1,665,372		$1,408,411

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$2,397,987	$2,397,987

Foreign exchange contracts	—	—	(226,534)	—	$(226,534)

Equity contracts	3,284	1,545,759	—	59,065	$1,608,108

Interest rate contracts	77,952	122,863	—	408,394	$609,209

Total	$81,236	$1,668,622	$(226,534)	$2,865,446	$4,388,770

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Options	Warrants†	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(446,583)	$(446,583)

Foreign exchange contracts	—	—	—	(69,119)	—	(69,119)

Equity contracts	—	(52)	218,832	—	184,781	403,561

Interest rate contracts	452,367	—	50,609	—	(1,250,918)	(747,942)

Total	$452,367	$(52)	$269,441	$(69,119)	$(1,512,720)	$(860,083)

†For the reporting period, the transaction volume for warrants was minimal.

Note 6 — Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value at the beginning				Market value at the end of
Name of affiliate	of the reporting period	Purchase cost	Sale proceeds	Investment income	the reporting period

Putnam Money Market Liquidity Fund*	$34,125,454	$49,621,182	$50,819,884	$43,215	$32,926,752

*Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Putnam VT Global Asset Allocation Fund 45

Note 9 — New accounting pronouncement

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011-11 and its impact, if any, on the fund’s financial statements.

46 Putnam VT Global Asset Allocation Fund

Federal tax information (Unaudited)

The fund designated 34.16% of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Putnam VT Global Asset Allocation Fund 47

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Pulitzer Prize-winning author of *Lords of Finance: The Bankers Who Broke the World*, whose articles on economics have appeared in such publications as the *New York Times*, *Foreign Affairs*, and the *Financial Times*. Director of Aspen Insurance Co., a New York Stock Exchange company, and Chair of the Aspen Board's Investment Committee. Trustee of the Brookings Institution and Chair of its Investment Committee.	The Rohatyn Group, an emerging-market fund complex that manages money for institutions	
Ravi Akhoury Born 1947 Trustee since 2009	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management.	RAGE Frameworks, Inc., a private software company; English Helper, Inc., a private software company	
Barbara M. Baumann Born 1955 Trustee since 2010	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects. Trustee of Mount Holyoke College and member of the Investment Committee for the college's endowment. Former Chair and current board member of Girls Incorporated of Metro Denver. Member of the Finance Committee, The Children's Hospital of Colorado.	SM Energy Company, a domestic exploration and production company; UNS Energy Corporation, an Arizona utility	
Jameson A. Baxter Born 1943 Trustee since 1994, Vice Chair from 2005 to 2011, and Chair since 2011	President of Baxter Associates, Inc., a private investment firm. Chair of Mutual Fund Directors Forum. Chair Emeritus of the Board of Trustees of Mount Holyoke College. Director of the Adirondack Land Trust and Trustee of the Nature Conservancy's Adirondack Chapter.	None	
Charles B. Curtis Born 1940 Trustee since 2001	Senior Advisor to the Center for Strategic and International Studies. Former President and Chief Operating Officer of the Nuclear Threat Initiative, a private foundation dealing with national security issues. Member of the Council on Foreign Relations and U.S. State Department International Security Advisory Board. Chairman of World Institute of Nuclear Security, a non-profit international non-governmental organization.	Southern California Edison, a regulated electric utility, and its parent company, Edison International	
Robert J. Darretta Born 1946 Trustee since 2007	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson's Chief Financial Officer for a decade.	UnitedHealth Group, a diversified health-care company	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Anne Ray Charitable Trust's Investment Committee, Margaret A. Cargill Philanthropies. Until 2011, Partner, Chief Investment Officer, and Global Head of Quantitative Investment Strategies at Goldman Sachs Asset Management.	Reach Out and Read of Greater New York, an organization dedicated to promoting childhood literacy	
John A. Hill Born 1942 Trustee since 1985 and Chairman from 2000 to 2011	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm focused on the worldwide energy industry. Trustee and Chairman of the Board of Trustees of Sarah Lawrence College. Member of the Advisory Board of the Millstein Center for Corporate Governance and Performance at the Yale School of Management.	Devon Energy Corporation, a leading independent natural gas and oil exploration and production company	
Paul L. Joskow Born 1947 Trustee since 1997	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance. Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the Center for Energy and Environmental Policy Research at MIT.	Yale University; TransCanada Corporation, an energy company focused on natural gas transmission, oil pipeline, and power services; Exelon Corporation, an energy company focused on power services; Boston Symphony Orchestra	
Elizabeth T. Kennan Born 1938 Trustee from 1992 to 2010 and since 2012	Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming). President Emeritus of Mount Holyoke College. Trustee of the National Trust for Historic Preservation and of Centre College. Chairman of the Board of Shaker Village of Pleasant Hill.	Former Chairman and now Lead Director of Northeast Utilities, which operates New England's largest energy delivery system

48 Putnam VT Global Asset Allocation Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2012, there were 109 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Michael J. Higgins (Born 1976)	James P. Pappas (Born 1953)
Executive Vice President, Principal Executive	Vice President and Treasurer	Vice President
Officer, and Compliance Liaison	Since 2010	Since 2004
Since 2004	Manager of Finance, Dunkin’ Brands	Director of Trustee Relations,
	(2008–2010); Senior Financial Analyst, Old	Putnam Investments and
Steven D. Krichmar (Born 1958)	Mutual Asset Management (2007–2008);	Putnam Management
Vice President and Principal Financial Officer	Senior Financial Analyst, Putnam Investments
Since 2002	(1999–2007)	Mark C. Trenchard (Born 1962)
Chief of Operations, Putnam Investments and		Vice President and BSA Compliance Officer
Putnam Management	Janet C. Smith (Born 1965)	Since 2002
	Vice President, Principal Accounting Officer,	Director of Operational Compliance,
Robert T. Burns (Born 1961)	and Assistant Treasurer	Putnam Investments and Putnam
Vice President and Chief Legal Officer	Since 2007	Retail Management
Since 2011	Director of Fund Administration Services,
General Counsel, Putnam Investments and	Putnam Investments and	Judith Cohen (Born 1945)
Putnam Management	Putnam Management	Vice President, Clerk, and Associate Treasurer
Since 1993
Robert R. Leveille (Born 1969)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer	Nancy E. Florek (Born 1957)
Since 2007	Since 2007	Vice President, Proxy Manager, Assistant
Chief Compliance Officer, Putnam	Director of Accounting & Control Services,	Clerk, and Associate Treasurer
Investments, Putnam Management, and	Putnam Management	Since 2000
Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

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52 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Investment Sub-Advisor	Legal Counsel	Elizabeth T. Kennan
The Putnam Advisory Company, LLC	Ropes & Gray LLP	Kenneth R. Leibler
One Post Office Square		Robert E. Patterson
Boston, MA 02109	Independent Registered	George Putnam, III
	Public Accounting Firm	Robert L. Reynolds
Marketing Services	PricewaterhouseCoopers LLP	W. Thomas Stephens
Putnam Retail Management
One Post Office Square
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund 53

This report has been prepared for the shareholders of Putnam VT Global Asset Allocation Fund.

H505
279064 2/13

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand. In July 2011, the Code of Ethics of Putnam Investments was updated to reflect several technical, administrative and non-substantive changes resulting from changes in employee titles.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit and Compliance Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2012	$137,663	$ —	$11,506	$426
December 31, 2011	$128,870	$--	$9,031	$ —

For the fiscal years ended December 31, 2012 and December 31, 2011, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $264,044 and $136,413 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of fund profitability

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2012	$ —	$147,500	$ —	$ —

December 31, 2011	$ —	$107,505	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 28, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: February 28, 2013